UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 8/31/09

Item 1. Report to Shareholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2010 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2010 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2010 Composite Index and Barclays Capital U.S. Aggregate Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	18.50%	11.69%	17.80%	16.80%	18.70%	18.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2010 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time.

The Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2010 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2010 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund 2010	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index

18.50%	17.80%	18.70%	18.20%	19.79%	9.84%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

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The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of the U.S. value and U.S. Treasury Inflation Protected securities exposures versus their respective indexes. In contrast, the Fund’s holdings in growth-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund; however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S Aggregate Index	5.95%	9.84%

Barclays Capital U.S Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive that the global economy had reached its cycle trough and is on its way to recovery.

Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

Fixed Income	49.9%
U.S. Equity	28.7
Global/International	15.7
Liquid Alternative	2.7

Total Long-Term Investments	97.0
Total Repurchase Agreements	1.4
Other Assets in Excess of Liabilities	1.6

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09-8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,306.50	$2.27
Hypothetical	1,000.00	1,023.24	1.99
(5% annual return before expenses)

Class C
Actual	1,000.00	1,301.66	6.21
Hypothetical	1,000.00	1,019.81	5.45
(5% annual return before expenses)

Class I
Actual	1,000.00	1,308.71	0.76
Hypothetical	1,000.00	1,024.55	0.66
(5% annual return before expenses)

Class R
Actual	1,000.00	1,304.64	3.66
Hypothetical	1,000.00	1,022.03	3.21
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.39%, 1.07%, 0.13% and 0.63% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 97.0%
Affiliated Companies 21.1% (a)
Van Kampen American Value Fund, Class I	12,478	$251,807
Van Kampen Capital Growth Fund, Class I	17,717	172,559
Van Kampen Core Equity Fund, Class I	17,480	116,418
Van Kampen Emerging Markets Fund, Class I	4,124	50,275
Van Kampen Growth and Income Fund, Class I	13,291	211,328
Van Kampen High Yield Fund, Class I	57,249	506,656
Van Kampen International Growth Fund, Class I	12,965	190,838
Van Kampen Mid Cap Growth Fund, Class I	3,158	65,750

		1,565,631

Unaffiliated Funds 75.9%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	15,702	1,597,835
Russell Emerging Markets Fund, Class Y	17,545	269,670
Russell International Developed Markets Fund, Class Y (b)	22,943	660,516
Russell Real Estate Securities Fund, Class Y	7,496	198,277
Russell Strategic Bond Fund, Class Y	160,078	1,602,383
Russell U.S. Core Equity Fund, Class Y	34,944	784,138
Russell U.S. Small & Mid Cap Fund, Class Y	32,528	532,806

		5,645,625

Total Long-Term Investments 97.0% (Cost $6,654,870)		7,211,256

Repurchase Agreements 1.4%
Banc of America Securities ($64,705 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $64,706)		64,705
JPMorgan Chase & Co. ($40,707 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $40,707)		40,707
State Street Bank & Trust Co. ($1,588 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $1,588)		1,588

Total Repurchase Agreements 1.4% (Cost $107,000)		107,000

Total Investments 98.4% (Cost $6,761,870)		7,318,256

Other Assets in Excess of Liabilities 1.6%		115,367

Net Assets 100.0%		$7,433,623

9
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$1,565,631	$—	$—	$1,565,631
Unaffiliated Funds	5,645,625	—	—	5,645,625
Repurchase Agreements	—	107,000	—	107,000

Total Assets	$7,211,256	$107,000	$—	$7,318,256

10
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $1,409,800)	$1,565,631
Investments in Underlying Unaffiliated Funds (Cost $5,245,070)	5,645,625
Repurchase Agreements (Cost $107,000)	107,000
Cash	589
Receivables:
Fund Shares Sold	243,956
Expense Reimbursement from Adviser	5,506
Unamortized Offering Costs	16,318
Other	3,513

Total Assets	7,588,138

Liabilities:
Payables:
Investments Purchased	75,122
Distributor and Affiliates	9,825
Trustees’ Deferred Compensation and Retirement Plans	6,593
Accrued Expenses	62,975

Total Liabilities	154,515

Net Assets	$7,433,623

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$6,844,277
Net Unrealized Appreciation	556,386
Accumulated Undistributed Net Investment Income	35,591
Accumulated Net Realized Loss	(2,631)

Net Assets	$7,433,623

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $5,741,190 and 484,627 shares of beneficial interest issued and outstanding)	$11.85
Maximum sales charge (5.75%* of offering price)	0.72

Maximum offering price to public	$12.57

Class C Shares:
Net asset value and offering price per share (Based on net assets of $1,437,786 and 122,018 shares of beneficial interest issued and outstanding)	$11.78

Class I Shares:
Net asset value and offering price per share (Based on net assets of $118,783 and 10,000 shares of beneficial interest issued and outstanding)	$11.88

Class R Shares:
Net asset value and offering price per share (Based on net assets of $135,864 and 11,487 shares of beneficial interest issued and outstanding)	$11.83

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$11,714
Dividends From Underlying Unaffiliated Funds	31,798
Interest	73

Total Income	43,585

Expenses:
Offering	61,259
Professional Fees	46,935
Reports to Shareholders	32,747
Accounting and Administrative Expenses	20,708
Transfer Agent Fees	16,594
Custody	16,517
Registration Fees	12,917
Trustees’ Fees and Related Expenses	9,528
Distribution (12b-1) and Service Fees
Class A	2,424
Class C	3,962
Class R	443
Investment Advisory Fee	1,569
Other	8,606

Total Expenses	234,209
Expense Reduction	225,211

Net Expenses	8,998

Net Investment Income	$34,587

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(401)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(4,607)
Realized Gain on Distributions from Underlying Affiliated Fund Shares	1,107
Realized Gain on Distributions from Underlying Unaffiliated Fund Shares	1,429

Net Realized Loss	(2,472)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	556,386

Net Unrealized Appreciation During the Period	556,386

Net Realized and Unrealized Gain	553,914

Net Increase in Net Assets From Operations	$588,501

12
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$34,587
Net Realized Loss	(2,472)
Net Unrealized Appreciation During the Period	556,386

Net Change in Net Assets from Investment Activities	588,501

From Capital Transactions:
Proceeds from Shares Sold	7,128,138
Cost of Shares Repurchased	(283,016)

Net Change in Net Assets from Capital Transactions	6,845,122

Total Increase in Net Assets	7,433,623
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $35,591)	$7,433,623

13
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.21
Net Realized and Unrealized Gain	1.64

Total from Investment Operations	1.85

Net Asset Value, End of the Period	$11.85

Total Return* (b)	18.50% **
Net Assets at End of the Period (In millions)	$5.7
Ratio of Expenses to Average Net Assets* (c)	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	2.27%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.74%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.16
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.78

Net Asset Value, End of the Period	$11.78

Total Return* (b) (d)	17.80% **
Net Assets at End of the Period (In millions)	$1.4
Ratio of Expenses to Average Net Assets* (c) (d)	1.07%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	1.79%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	15.42%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(12.56% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

15
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.28
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	3.17%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.49%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.23
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.20% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	2.64%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.99%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2010 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$6,767,416

Gross tax unrealized appreciation	$553,111
Gross tax unrealized depreciation	(2,271)

Net tax unrealized appreciation on investments	$550,840

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to the Fund’s non-deductible start-up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Capital

$1,004	$(159)	$(845)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$42,290
Undistributed long-term capital gain	2,333

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.38%, 1.07%, 0.13% and 0.63% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $225,200 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $30,800 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $14,000 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,500 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $14,400 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $560. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$225,892	$5,234	$371	$-0-	$251,807
Van Kampen Capital Growth Fund, Class I	156,598	4,239	38	-0-	172,559
Van Kampen Core Equity Fund, Class I	104,313	1,119	61	-0-	116,418
Van Kampen Emerging Markets Fund, Class I	44,167	-0-	-0-	-0-	50,275
Van Kampen Growth and Income Fund, Class I	189,341	864	621	-0-	211,328
Van Kampen High Yield Fund, Class I	488,886	12,970	10,192	-0-	506,656
Van Kampen International Growth Fund, Class I	171,610	3,203	431	-0-	190,838
Van Kampen Mid Cap Growth Fund, Class I	57,095	72	-0-	-0-	65,750

Total	$1,437,902	$27,701	$11,714	$-0-	$1,565,631

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	498,714	$5,502,804
Class C	133,000	1,408,042
Class I	10,000	100,000
Class R	11,487	117,292

Total Sales	653,201	$7,128,138

Repurchases:
Class A	(14,087)	$(162,372)
Class C	(10,982)	(120,644)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(25,069)	$(283,016)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $6,827,945 and $168,066, respectively.

22

Van Kampen 2010 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $5,700 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2010 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Van Kampen 2010 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2010 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2010 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2010 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2010 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2010 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

236, 336, 604, 500
RS2010ANN10/09
IU09-04406P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2015 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2015 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2015 Composite Index and the Barclays Capital U.S. Aggregate Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	18.60%	11.78%	18.20%	17.20%	18.80%	18.30%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2015 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2015 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2015 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

Van Kampen
				Retirement	Barclays Capital
				Strategy Fund 2015	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index
18.60%	18.20%	18.80%	18.30%	20.18%	9.84%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of U.S. value and U.S. Treasury Inflation Protected securities exposures versus their respective indexes. In contrast, the Fund’s holdings in growth-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

Fixed Income	42.4%
U.S. Equity	31.4
Global/International	17.0
Liquid Alternatives	4.0

Total Long-Term Investments	94.8
Total Repurchase Agreements	1.8

Total Investments	96.6
Other Assets in Excess of Liabilities	3.4

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09
Class A
Actual	$1,000.00	$1,328.11	$2.58
Hypothetical	1,000.00	1,022.99	2.24
(5% annual return before expenses)

Class C
Actual	1,000.00	1,323.63	6.85
Hypothetical	1,000.00	1,019.31	5.96
(5% annual return before expenses)

Class I
Actual	1,000.00	1,328.86	1.23
Hypothetical	1,000.00	1,024.15	1.07
(5% annual return before expenses)

Class R
Actual	1,000.00	1,324.75	4.16
Hypothetical	1,000.00	1,021.63	3.62
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.44%, 1.17%, 0.21% and 0.71% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class C expense ratio reflects actual 12B-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 94.8%
Affiliated Funds 19.8% (a)
Van Kampen American Value Fund, Class I	21,045	$424,697
Van Kampen Capital Growth Fund, Class I	29,309	285,466
Van Kampen Core Equity Fund, Class I	29,307	195,183
Van Kampen Emerging Markets Fund, Class I	6,727	82,007
Van Kampen Growth and Income Fund, Class I	22,217	353,258
Van Kampen High Yield Fund, Class I	56,723	502,000
Van Kampen International Growth Fund, Class I	21,612	318,135
Van Kampen Mid Cap Growth Fund, Class I	5,576	116,085

		2,276,831

Unaffiliated Funds 75.0%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	21,416	2,179,292
Russell Emerging Markets Fund, Class Y	29,249	449,555
Russell International Developed Markets Fund, Class Y (b)	38,318	1,103,187
Russell Real Estate Securities Fund, Class Y	17,362	459,229
Russell Strategic Bond Fund, Class Y	218,339	2,185,577
Russell U.S. Core Equity Fund, Class Y	59,198	1,328,392
Russell U.S. Small & Mid Cap Fund, Class Y	55,128	902,996

		8,608,228

Total Long-Term Investments 94.8% (Cost $9,858,597)		10,885,059

Repurchase Agreements 1.8%
Banc of America Securities ($123,968 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $123,969)		123,968
JPMorgan Chase & Co. ($77,990 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $77,991)		77,990
State Street Bank & Trust Co. ($3,042 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $3,042)		3,042

Total Repurchase Agreements 1.8% (Cost $205,000)		205,000

Total Investments 96.6% (Cost $10,063,597)		11,090,059

Other Assets in Excess of Liabilities 3.4%		393,159

Net Assets 100.0%		$11,483,218

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security

9
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Investments	$2,276,831	$—	$—	$2,276,831
Unaffiliated Investments	8,608,228	—	—	8,608,228
Repurchase Agreements	—	205,000	—	205,000

Total Assets	$10,885,059	$205,000	$—	$11,090,059

10
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $2,001,468)	$2,276,831
Investments in Underlying Unaffiliated Funds (Cost $7,857,129)	8,608,228
Repurchase Agreements (Cost $205,000)	205,000
Cash	341
Receivables:
Fund Shares Sold	594,695
Expense Reimbursement from Adviser	9
Unamortized Offering Costs	16,318
Other	3,569

Total Assets	11,704,991

Liabilities:
Payables:
Investments Purchased	141,799
Distributor and Affiliates	11,093
Trustees’ Deferred Compensation and Retirement Plans	6,934
Accrued Expenses	61,947

Total Liabilities	221,773

Net Assets	$11,483,218

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$10,445,770
Net Unrealized Appreciation	1,026,462
Accumulated Undistributed Net Investment Income	50,602
Accumulated Net Realized Loss	(39,616)

Net Assets	$11,483,218

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $9,882,063 and 833,323 shares of beneficial interest issued and outstanding)	$11.86
Maximum sales charge (5.75%* of offering price)	0.72

Maximum offering price to public	$12.58

Class C Shares:
Net asset value and offering price per share (Based on net assets of $1,328,330 and 112,411 shares of beneficial interest issued and outstanding)	$11.82

Class I Shares:
Net asset value and offering price per share (Based on net assets of $131,457 and 11,062 shares of beneficial interest issued and outstanding)	$11.88

Class R Shares:
Net asset value and offering price per share (Based on net assets of $141,368 and 11,946 shares of beneficial interest issued and outstanding)	$11.83

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$13,081
Dividends From Underlying Unaffiliated Funds	48,619
Interest	112

Total Income	61,812

Expenses:
Offering	61,259
Professional Fees	43,551
Reports to Shareholders	32,636
Accounting and Administrative Expenses	21,665
Custody	17,636
Transfer Agent Fees	17,602
Registration Fees	12,748
Trustees’ Fees and Related Expenses	10,022
Distribution (12b-1) and Service Fees
Class A	5,046
Class C	3,235
Class R	451
Investment Advisory Fee	2,549
Other	8,458

Total Expenses	236,858
Expense Reduction	223,486

Net Expenses	13,372

Net Investment Income	$48,440

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(8,188)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(33,967)
Realized Gain on Distribution from Underlying Affiliated Fund Shares	1,238
Realized Gain on Distribution from Underlying Unaffiliated Fund Shares	1,469

Net Realized Loss	(39,448)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	1,026,462

Net Unrealized Appreciation During the Period	1,026,462

Net Realized and Unrealized Gain	$987,014

Net Increase in Net Assets From Operations	$1,035,454

12
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of Operations)
to August 31, 2009

From Investment Activities:
Net Investment Income	$48,440
Net Realized Loss	(39,448)
Net Unrealized Appreciation During the Period	1,026,462

Net Change in Net Assets from Investment Activities	1,035,454

From Capital Transactions:
Proceeds from Shares Sold	10,834,542
Cost of Shares Repurchased	(386,778)

Net Change in Net Assets from Capital Transactions	10,447,764

Net Change in Net Assets	11,483,218
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $50,602)	$11,483,218

13
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.18
Net Realized and Unrealized Gain	1.68

Total from Investment Operations	1.86

Net Asset Value, End of the Period	$11.86

Total Return* (b)	18.60% **
Net Assets at End of the Period (In millions)	$9.9
Ratio of Expenses to Average Net Assets* (c)	0.42%
Ratio of Net Investment Income to Average Net Assets* (c)	1.93%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.20%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.85% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.13
Net Realized and Unrealized Gain	1.69

Total from Investment Operations	1.82

Net Asset Value, End of the Period	$11.82

Total Return* (b) (c)	18.20% **
Net Assets at End of the Period (In millions)	$1.3
Ratio of Expenses to Average Net Assets* (c) (d)	1.10%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	1.41%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	9.87%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(7.36% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.25
Net Realized and Unrealized Gain	1.63

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.17%
Ratio of Net Investment Income to Average Net Assets* (c)	2.90%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	8.95%
Ratio of Net Investment Loss to Average Net Assets (c)	(5.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.21
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.30% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.67%
Ratio of Net Investment Income to Average Net Assets* (c)	2.40%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.45%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.38% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2015 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a nondiversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$10,110,808

Gross tax unrealized appreciation	$984,386
Gross tax unrealized depreciation	(5,135)

Net tax unrealized appreciation on investments	$979,251

E. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to nondeductible start up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$2,162	$(168)	$(1,994)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$62,141
Undistributed long-term capital gain	2,514

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.42%, 1.10%, 0.17% and 0.67% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $223,500 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $14,700 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,500 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $30,800. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Earned	10/23/08	8/31/09
Investment	Cost	Proceeds	Income	Value	Value

Van Kampen American Value Fund, Class I	$407,765	$40,488	$642	$-0-	$424,697
Van Kampen Capital Growth Fund, Class I	272,992	25,663	44	-0-	285,466
Van Kampen Core Equity Fund, Class I	186,338	15,123	66	-0-	195,183
Van Kampen Emerging Markets Fund, Class I	76,977	7,101	-0-	-0-	82,007
Van Kampen Growth and Income Fund, Class I	337,562	25,754	1,096	-0-	353,258
Van Kampen High Yield Fund, Class I	503,494	36,362	10,765	-0-	502,000
Van Kampen International Growth Fund, Class I	300,776	24,687	468	-0-	318,135
Van Kampen Mid Cap Growth Fund, Class I	107,686	8,756	-0-	-0-	116,085

Total	$2,193,590	$183,934	$13,081	$-0-	$2,276,831

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	871,048	$9,401,872
Class C	112,808	1,199,703
Class I	11,091	111,302
Class R	11,946	121,665

Total Sales	1,006,893	$10,834,542

Repurchases:
Class A	(37,725)	$(381,954)
Class C	(397)	(4,522)
Class I	(29)	(302)

Total Repurchases	(38,151)	$(386,778)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $10,877,340 and $976,588, respectively.

22

Van Kampen 2015 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $3,900 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2015 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2015 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2015 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2015 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2015 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2015 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2015 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

238, 337, 605, 501
RS2015ANN 10/09
IU09-04414P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2020 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2020 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2020 Composite Index and Barclays Capital U.S. Aggregate Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	18.50%	11.69%	17.90%	16.90%	18.80%	18.30%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2020 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®) the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2020 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2020 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

Van Kampen
				Retirement Strategy	Barclays Capital
				Fund 2020	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index

18.50%	17.90%	18.80%	18.30%	20.21%	9.84%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of U.S. value and U.S. Treasury Inflation Protected securities exposures versus their respective indexes. In contrast, the Fund’s holdings in growth-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	35.9%
Fixed Income	34.6
Global/International	19.7
Liquid Alternatives	5.9

Total Long-Term Investments	96.1
Total Repurchase Agreements	1.1

Total Investments	97.2
Other Assets in Excess of Liabilities	2.8

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,357.39	$2.61
Hypothetical	1,000.00	1,022.99	2.24
(5% annual return before expenses)

Class C
Actual	1,000.00	1,353.62	7.12
Hypothetical	1,000.00	1,019.16	6.11
(5% annual return before expenses)

Class I
Actual	1,000.00	1,359.27	1.31
Hypothetical	1,000.00	1,024.10	1.12
(5% annual return before expenses)

Class R
Actual	1,000.00	1,355.10	4.27
Hypothetical	1,000.00	1,021.58	3.67
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.44%, 1.20%, 0.22% and 0.72% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Class C expense ratio reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 96.1%
Affiliated Funds 17.8% (a)
Van Kampen American Value Fund, Class I	21,064	$425,076
Van Kampen Capital Growth Fund, Class I	28,748	280,008
Van Kampen Core Equity Fund, Class I	29,598	197,123
Van Kampen Emerging Markets Fund, Class I	6,795	82,832
Van Kampen Growth and Income Fund, Class I	21,811	346,793
Van Kampen International Growth Fund, Class I	21,728	319,838
Van Kampen Mid Cap Growth Fund, Class I	5,467	113,816

		1,765,486

Unaffiliated Funds 78.3%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	16,840	1,713,638
Russell Emerging Markets Fund, Class Y	29,193	448,689
Russell International Developed Markets Fund, Class Y (b)	38,245	1,101,078
Russell Real Estate Securities Fund, Class Y	21,965	580,987
Russell Strategic Bond Fund, Class Y	171,962	1,721,340
Russell U.S. Core Equity Fund, Class Y	58,492	1,312,564
Russell U.S. Small & Mid Cap Fund, Class Y	54,294	889,341

		7,767,637

Total Long-Term Investments 96.1% (Cost $8,690,831)		9,533,123

Repurchase Agreements 1.1%
Banc of America Securities ($63,496 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $63,496)		63,496
JPMorgan Chase & Co. ($39,946 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $39,946)		39,946
State Street Bank & Trust Co. ($1,558 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $1,558)		1,558

Total Repurchase Agreements 1.1% (Cost $105,000)		105,000

Total Investments 97.2% (Cost $8,795,831)		9,638,123

Other Assets in Excess of Liabilities 2.8%		276,951

Net Assets 100.0%		$9,915,074

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

9
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$1,765,486	$—	$—	$1,765,486
Unaffiliated Funds	7,767,637	—	—	7,767,637
Repurchase Agreements	—	105,000	—	105,000

Total Assets	$9,533,123	$105,000	$—	$9,638,123

10
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $1,558,758)	$1,765,486
Investments in Underlying Unaffiliated Funds (Cost $7,132,073)	7,767,637
Repurchase Agreements (Cost $105,000)	105,000
Cash	471
Receivables:
Fund Shares Sold	370,639
Expense Reimbursement from Adviser	14,497
Unamortized Offering Costs	16,318
Other	3,535

Total Assets	10,043,583

Liabilities:
Payables:
Investments Purchased	48,096
Distributor and Affiliates	11,202
Trustees’ Deferred Compensation and Retirement Plans	6,563
Accrued Expenses	62,648

Total Liabilities	128,509

Net Assets	$9,915,074

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$9,055,006
Net Unrealized Appreciation	842,292
Accumulated Undistributed Net Investment Income	29,386
Accumulated Net Realized Loss	(11,610)

Net Assets	$9,915,074

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $8,632,720 and 728,422 shares of beneficial interest issued and outstanding)	$11.85
Maximum sales charge (5.75%* of offering price)	0.72

Maximum offering price to public	$12.57

Class C Shares:
Net asset value and offering price per share (Based on net assets of $1,003,348 and 85,117 shares of beneficial interest issued and outstanding)	$11.79

Class I Shares:
Net asset value and offering price per share (Based on net assets of $128,802 and 10,838 shares of beneficial interest issued and outstanding)	$11.88

Class R Shares:
Net asset value and offering price per share (Based on net assets of $150,204 and 12,693 shares of beneficial interest issued and outstanding)	$11.83

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$2,177
Dividends From Underlying Unaffiliated Funds	36,187
Interest	101

Total Income	38,465

Expenses:
Offering	61,259
Professional Fees	41,340
Reports to Shareholders	33,967
Accounting and Administrative Expenses	21,438
Transfer Agent Fees	18,272
Custody	17,612
Registration Fees	12,743
Trustees’ Fees and Related Expenses	10,580
Distribution (12b-1) and Service Fees
Class A	4,004
Class C	2,608
Class R	447
Investment Advisory Fee	2,041
Other	9,303

Total Expenses	235,614
Expense Reduction	224,626

Net Expenses	10,988

Net Investment Income	$27,477

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(1,121)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(13,014)
Realized Gain Distributions from Underlying Affiliated Fund Shares	1,339
Realized Gain Distributions from Underlying Unaffiliated Fund Shares	1,318

Net Realized Loss	(11,478)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	842,292

Net Unrealized Appreciation During the Period	842,292

Net Realized and Unrealized Gain	$830,814

Net Increase in Net Assets From Operations	$858,291

12
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$27,477
Net Realized Loss	(11,478)
Net Unrealized Appreciation During the Period	842,292

Net Change in Net Assets from Investment Activities	858,291

From Capital Transactions:
Proceeds from Shares Sold	9,411,483
Cost of Shares Repurchased	(354,700)

Net Change in Net Assets from Capital Transactions	9,056,783

Total Increase in Net Assets	9,915,074
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $29,386)	$9,915,074

13
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	1.73

Total from Investment Operations	1.85

Net Asset Value, End of the Period	$11.85

Total Return* (b)	18.50% **
Net Assets at End of the Period (In millions)	$8.6
Ratio of Expenses to Average Net Assets* (c)	0.43%
Ratio of Net Investment Income to Average Net Assets* (c)	1.34%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.45%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.68% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.08
Net Realized and Unrealized Gain	1.71

Total from Investment Operations	1.79

Net Asset Value, End of the Period	$11.79

Total Return* (b) (c)	17.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c) (d)	1.17%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.91%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	12.19%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(10.11% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.22
Net Realized and Unrealized Gain	1.66

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.18%
Ratio of Net Investment Income to Average Net Assets* (c)	2.50%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.20%
Ratio of Net Investment Loss to Average Net Assets (c)	(8.52% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to net assets for the Underlying Funds was 0.77% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	1.66

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.30% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.68%
Ratio of Net Investment Income to Average Net Assets* (c)	1.94%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.70%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2020 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$8,811,430

Gross tax unrealized appreciation	$835,694
Gross tax unrealized depreciation	(9,001)

Net tax unrealized appreciation on investments	$826,693

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to nondeductible start-up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$1,909	$(132)	$(1,777)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$36,962
Undistributed long-term capital gain	2,500

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.43%, 1.17%, 0.18% and 0.68% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $224,600 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,500 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $15,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,500 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $32,000. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transaction in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$384,065	$10,148	$596	$-0-	$425,076
Van Kampen Capital Growth Fund, Class I	254,790	8,252	43	-0-	280,008
Van Kampen Core Equity Fund, Class I	177,659	1,906	65	-0-	197,123
Van Kampen Emerging Markets Fund, Class I	72,787	634	-0-	-0-	82,832
Van Kampen Growth and Income Fund, Class I	313,164	3,793	1,011	-0-	346,793
Van Kampen International Growth Fund, Class I	284,596	1,531	462	-0-	319,838
Van Kampen Mid Cap Growth Fund, Class I	99,813	731	-0-	-0-	113,816

Total	$1,586,874	$26,995	$2,177	$-0-	$1,765,486

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	756,860	$8,231,498
Class C	87,991	939,300
Class I	10,838	110,000
Class R	12,693	130,685

Total Sales	868,382	$9,411,483

Repurchases:
Class A	(28,438)	$(320,949)
Class C	(2,874)	(33,751)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(31,312)	$(354,700)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $9,039,200 and $334,234, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these

22

Van Kampen 2020 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,900 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2020 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2020 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2020 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2020 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2020 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2020 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2020 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

239, 344, 606, 502
RS2020ANN 10/09
IU09-04415P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2025 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2025 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2025 Composite Index and Barclay’s Capital U.S. Aggregate Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	17.50%	10.74%	16.90%	15.90%	17.90%	17.40%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2025 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. Barclays Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2025 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2025 Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

Van Kampen
				Retirement	Barclays Capital
				Strategy Fund 2025	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index

17.50%	16.90%	17.90%	17.40%	21.20%	9.84%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower

3

performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of U.S. value and international equities, as well as U.S. Treasury Inflation Protected securities exposures versus their respective indexes. In contrast, the Fund’s holdings in value-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	40.3%
Fixed Income	27.5
Global/International	22.0
Liquid Alternatives	7.9

Total Long-Term Investments	97.7
Total Repurchase Agreements	1.9
Other Assets in Excess of Liabilities	0.4

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,367.87	$2.51
Hypothetical	1,000.00	1,023.09	2.14
(5% annual return before expenses)

Class C
Actual	1,000.00	1,362.47	6.97
Hypothetical	1,000.00	1,019.31	5.96
(5% annual return before expenses)

Class I
Actual	1,000.00	1,369.34	1.19
Hypothetical	1,000.00	1,024.20	1.02
(5% annual return before expenses)

Class R
Actual	1,000.00	1,366.71	4.12
Hypothetical	1,000.00	1,021.73	3.52
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42%, 1.17%, 0.20% and 0.69% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 97.7%
Affiliated Funds 19.9% (a)
Van Kampen American Value Fund, Class I	19,011	$383,636
Van Kampen Capital Growth Fund, Class I	26,643	259,503
Van Kampen Core Equity Fund, Class I	27,761	184,889
Van Kampen Emerging Markets Fund, Class I	6,349	77,393
Van Kampen Growth and Income Fund, Class I	20,100	319,584
Van Kampen International Growth Fund, Class I	19,634	289,013
Van Kampen Mid Cap Growth Fund, Class I	4,766	99,218

		1,613,236

Unaffiliated Funds 77.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	10,958	1,115,086
Russell Emerging Markets Fund, Class Y	26,640	409,458
Russell International Developed Markets Fund, Class Y (b)	35,040	1,008,797
Russell Real Estate Securities Fund, Class Y	24,072	636,708
Russell Strategic Bond Fund, Class Y	111,708	1,118,196
Russell U.S. Core Equity Fund, Class Y	53,757	1,206,312
Russell U.S. Small & Mid Cap Fund, Class Y	50,062	820,008

		6,314,565

Total Long-Term Investments 97.7% (Cost $7,125,657)		7,927,801

Repurchase Agreements 1.9%
Banc of America Securities ($92,523 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $92,523)		92,523
JPMorgan Chase & Co. ($58,207 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $58,208)		58,207
State Street Bank & Trust Co. ($2,270 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $2,270)		2,270

Total Repurchase Agreements 1.9% (Cost $153,000)		153,000

Total Investments 99.6% (Cost $7,278,657)		8,080,801

Other Assets in Excess of Liabilities 0.4%		34,228

Net Assets 100.0%		$8,115,029

9
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$1,613,236	$—	$—	$1,613,236
Unaffiliated Funds	6,314,565	—	—	6,314,565
Repurchase Agreements	—	153,000	—	153,000

Total Assets	$7,927,801	$153,000	$—	$8,080,801

10
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $1,417,359)	$1,613,236
Investments in Underlying Unaffiliated Funds (Cost $5,708,298)	6,314,565
Repurchase Agreements (Cost $153,000)	153,000
Cash	40
Receivables:
Fund Shares Sold	232,166
Expense Reimbursement from Adviser	4,698
Unamortized Offering Costs	16,318
Other	3,536

Total Assets	8,337,559

Liabilities:
Payables:
Investments Purchased	116,287
Fund Shares Repurchased	25,000
Distributor and Affiliates	9,378
Trustees’ Deferred Compensation and Retirement Plans	6,593
Accrued Expenses	65,272

Total Liabilities	222,530

Net Assets	$8,115,029

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$7,304,815
Net Unrealized Appreciation	802,144
Accumulated Undistributed Net Investment Income	22,845
Accumulated Net Realized Loss	(14,775)

Net Assets	$8,115,029

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $6,858,915 and 583,703 shares of beneficial interest issued and outstanding)	$11.75
Maximum sales charge (5.75%* of offering price)	0.72

Maximum offering price to public	$12.47

Class C Shares:
Net asset value and offering price per share (Based on net assets of $998,381 and 85,379 shares of beneficial interest issued and outstanding)	$11.69

Class I Shares:
Net asset value and offering price per share (Based on net assets of $117,956 and 10,000 shares of beneficial interest issued and outstanding)	$11.80

Class R Shares:
Net asset value and offering price per share (Based on net assets of $139,777 and 11,901 shares of beneficial interest issued and outstanding)	$11.75

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$2,335
Dividends From Underlying Unaffiliated Funds	28,828
Interest	82

Total Income	31,245

Expenses:
Offering	61,259
Professional Fees	47,860
Reports to Shareholders	33,170
Accounting and Administrative Expenses	20,974
Custody	16,949
Transfer Agent Fees	15,430
Registration Fees	12,590
Trustees’ Fees and Related Expenses	9,785
Distribution (12b-1) and Service Fees
Class A	3,422
Class C	3,058
Class R	447
Investment Advisory Fee	1,853
Other	8,863

Total Expenses	235,660
Expense Reduction	225,632

Net Expenses	10,028

Net Investment Income	$21,217

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(1,372)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(16,165)
Realized Gain on Distributions from Underlying Affiliated Fund Shares	1,463
Realized Gain on Distributions from Underlying Unaffiliated Fund Shares	1,412

Net Realized Loss	(14,662)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	802,144

Net Unrealized Appreciation During the Period	802,144

Net Realized and Unrealized Gain	$787,482

Net Increase in Net Assets From Operations	$808,699

12
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Statements  continued

Statements of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$21,217
Net Realized Loss	(14,662)
Net Unrealized Appreciation During the Period	802,144

Net Change in Net Assets from Investment Activities	808,699

From Capital Transactions:
Proceeds from Shares Sold	7,533,292
Cost of Shares Repurchased	(226,962)

Net Change in Net Assets from Capital Transactions	7,306,330

Total Increase in Net Assets	8,115,029
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $22,845)	$8,115,029

13
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement
of Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	1.65

Total from Investment Operations	1.75

Net Asset Value, End of the Period	$11.75

Total Return* (b)	17.50% **
Net Assets at End of the Period (In millions)	$6.9
Ratio of Expenses to Average Net Assets* (c)	0.41%
Ratio of Net Investment Income to Average Net Assets* (c)	1.13%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.60%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.06% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement
of Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.69

Net Asset Value, End of the Period	$11.69

Total Return* (b) (c)	16.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c) (d)	1.16%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.74%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	13.34%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(11.44% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement
of Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.20
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.80

Net Asset Value, End of the Period	$11.80

Total Return* (b)	17.90% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.16%
Ratio of Net Investment Income to Average Net Assets* (c)	2.32%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.35%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.15
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.75

Net Asset Value, End of the Period	$11.75

Total Return* (b)	17.40% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.66%
Ratio of Net Investment Income to Average Net Assets* (c)	1.78%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.85%
Ratio of Net Investment Loss to Average Net Assets (c)	(10.41% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2025 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31,2009, remains subject to examination by taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$7,303,047

Gross tax unrealized appreciation	$784,844
Gross tax unrealized depreciation	(7,090)

Net tax unrealized appreciation on investments	$777,754

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distribution paid during the period ended August 31, 2009.
Permanent differences, primarily due to the Fund’s non-deductible start-up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Capital

$1,628	$(113)	$(1,515)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$35,841
Undistributed long-term capital gain	2,736

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the Subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.41%, 1.16%, 0.16% and 0.66% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $225,600 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $30,800 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $14,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,500 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $26,200. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$368,799	$34,092	$633	$-0-	$383,636
Van Kampen Capital Growth Fund, Class I	252,085	23,903	49	-0-	259,503
Van Kampen Core Equity Fund, Class I	178,884	14,611	68	-0-	184,889
Van Kampen Emerging Markets Fund, Class I	73,810	6,038	-0-	-0-	77,393
Van Kampen Growth and Income Fund, Class I	310,481	25,565	1,064	-0-	319,584
Van Kampen International Growth Fund, Class I	277,250	23,313	521	-0-	289,013

Van Kampen Mid Cap Growth Fund, Class I	93,478	8,534	-0-	-0-	99,218

Total	$1,554,787	$136,056	$2,335	$-0-	$1,613,236

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	603,333	$6,432,293
Class C	85,942	880,414
Class I	10,000	100,000
Class R	11,901	120,585

Total Sales	711,176	$7,533,292

Repurchases:
Class A	(19,630)	$(221,027)
Class C	(563)	(5,935)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(20,193)	$(226,962)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $7,999,401 and $856,207, respectively.

22

Van Kampen 2025 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $3,500 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2025 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2025 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2025 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2025 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2025 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen*– Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2025 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2025 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

240, 350, 608, 503
RS2025ANN 10/09
IU09-04416P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2030 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2030 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2030 Composite Index and S&P 500® Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	20.20%	13.29%	19.70%	18.70%	20.70%	20.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2030 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time.

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2030 Retirement Strategy Fund underperformed the Van Kampen Retirement Strategy Fund 2030 Composite Index (the “Composite Index”) and outperformed the S&P 500® Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

				Van Kampen
				Retirement Strategy
				Fund 2030
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

20.20%	19.70%	20.70%	20.20%	22.27%	15.10%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of U.S. value and international equities, as well as U.S. Treasury Inflation Protected securities exposures versus their respective indexes. In contrast, the Fund’s holdings in value-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	45.1%
Global/International	24.6
Fixed Income	19.3
Liquid Alternatives	9.8

Total Long-Term Investments	98.8
Total Repurchase Agreements	2.4

Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,419.13	$2.38
Hypothetical	1,000.00	1,023.24	1.99
(5% annual return before expenses)

Class C
Actual	1,000.00	1,413.22	6.93
Hypothetical	1,000.00	1,019.46	5.80
(5% annual return before expenses)

Class I
Actual	1,000.00	1,421.67	0.98
Hypothetical	1,000.00	1,024.40	0.82
(5% annual return before expenses)

Class R
Actual	1,000.00	1,417.45	4.02
Hypothetical	1,000.00	1,021.88	3.36
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.39%, 1.14%, 0.16% and 0.66%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class C expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 98.8%
Affiliated Funds 22.2% (a)
Van Kampen American Value Fund, Class I	16,428	$331,525
Van Kampen Capital Growth Fund, Class I	22,576	219,893
Van Kampen Core Equity Fund, Class I	23,699	157,833
Van Kampen Emerging Markets Fund, Class I	5,191	63,283
Van Kampen Growth and Income Fund, Class I	17,033	270,820
Van Kampen International Growth Fund, Class I	16,638	244,915
Van Kampen Mid Cap Growth Fund, Class I	4,322	89,974

		1,378,243

Unaffiliated Funds 76.6%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,864	596,721
Russell Emerging Markets Fund, Class Y	23,010	353,658
Russell International Developed Markets Fund, Class Y (b)	29,915	861,241
Russell Real Estate Securities Fund, Class Y	23,095	610,864
Russell Strategic Bond Fund, Class Y	59,780	598,397
Russell U.S. Core Equity Fund, Class Y	45,893	1,029,833
Russell U.S. Small & Mid Cap Fund, Class Y	42,739	700,071

		4,750,785

Total Long-Term Investments 98.8% (Cost $5,413,283)		6,129,028

Repurchase Agreements 2.4%
Banc of America Securities ($90,709 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $90,709)		90,709
JPMorgan Chase & Co. ($57,066 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $57,066)		57,066
State Street Bank & Trust Co. ($2,225 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $2,225)		2,225

Total Repurchase Agreements 2.4% (Cost $150,000)		150,000

Total Investments 101.2% (Cost $5,563,283)		6,279,028

Liabilities in Excess of Other Assets (1.2%)		(76,928)

Net Assets 100.0%		$6,202,100

9
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$1,378,243	$—	$—	$1,378,243
Unaffiliated Funds	4,750,785	—	—	4,750,785
Repurchase Agreements	—	150,000	—	150,000

Total Assets	$6,129,028	$150,000	$—	$6,279,028

10
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $1,198,963)	$1,378,243
Investments in Underlying Unaffiliated Funds (Cost $4,214,320)	4,750,785
Repurchase Agreements (Cost $150,000)	150,000
Cash	55
Receivables:
Fund Shares Sold	110,950
Unamortized Offering Costs	16,318
Other	3,522

Total Assets	6,409,873

Liabilities:
Payables:
Investments Purchased	127,765
Distributor and Affiliates	11,684
Trustees’ Deferred Compensation and Retirement Plans	6,934
Accrued Expenses	61,390

Total Liabilities	207,773

Net Assets	$6,202,100

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$5,488,212
Net Unrealized Appreciation	715,745
Accumulated Undistributed Net Investment Income	15,879
Accumulated Net Realized Loss	(17,736)

Net Assets	$6,202,100

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $4,975,143 and 413,921 shares of beneficial interest issued and outstanding)	$12.02
Maximum sales charge (5.75%* of offering price)	0.73

Maximum offering price to public	$12.75

Class C Shares:
Net asset value and offering price per share (Based on net assets of $948,506 and 79,216 shares of beneficial interest issued and outstanding)	$11.97

Class I Shares:
Net asset value and offering price per share (Based on net assets of $120,739 and 10,000 shares of beneficial interest issued and outstanding)	$12.07

Class R Shares:
Net asset value and offering price per share (Based on net assets of $157,712 and 13,119 shares of beneficial interest issued and outstanding)	$12.02

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$2,349
Dividends From Underlying Unaffiliated Funds	20,440
Interest	58

Total Income	22,847

Expenses:
Offering	61,259
Professional Fees	44,530
Reports to Shareholders	32,615
Accounting and Administrative Expenses	20,486
Custody	16,495
Transfer Agent Fees	17,062
Registration Fees	12,685
Trustees’ Fees and Related Expenses	11,830
Distribution (12b-1) and Service Fees
Class A	2,754
Class C	2,968
Class R	459
Investment Advisory Fee	1,579
Other	8,909

Total Expenses	233,631
Expense Reduction	225,261

Net Expenses	8,370

Net Investment Income	$14,477

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(1,930)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(18,707)
Realized Gain on Distributions from Underlying Affiliated Fund Shares	1,611
Realized Gain on Distributions from Underlying Unaffiliated Fund Shares	1,376

Net Realized Loss	(17,650)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	715,745

Net Unrealized Appreciation During the Period	715,745

Net Realized and Unrealized Gain	$698,095

Net Increase in Net Assets From Operations	$712,572

12
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$14,477
Net Realized Loss	(17,650)
Net Unrealized Appreciation During the Period	715,745

Net Change in Net Assets from Investment Activities	712,572

From Capital Transactions:
Proceeds from Shares Sold	5,806,192
Cost of Shares Repurchased	(316,664)

Net Change in Net Assets from Capital Transactions	5,489,528

Net Change in Net Assets	6,202,100
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $15,879)	$6,202,100

13
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement
of Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.08
Net Realized and Unrealized Gain	1.94

Total from Investment Operations	2.02

Net Asset Value, End of the Period	$12.02

Total Return* (b)	20.20% **
Net Assets at End of the Period (In millions)	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	0.91%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.66%
Ratio of Net Investment Loss to Average Net Assets (c)	(13.37% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement
of Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.03
Net Realized and Unrealized Gain	1.94

Total from Investment Operations	1.97

Net Asset Value, End of the Period	$11.97

Total Return* (b) (c)	19.70% **
Net Assets at End of the Period (In millions)	$0.9
Ratio of Expenses to Average Net Assets* (c) (d)	1.12%
Ratio of Net Investment Income to Average Net Assets*(c) (d)	0.40%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	15.40%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(13.88% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.19
Net Realized and Unrealized Gain	1.88

Total from Investment Operations	2.07

Net Asset Value, End of the Period	$12.07

Total Return* (b)	20.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	2.19%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.14
Net Realized and Unrealized Gain	1.88

Total from Investment Operations	2.02

Net Asset Value, End of the Period	$12.02

Total Return* (b)	20.20% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	1.62%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.91%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.66% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2030 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$5,585,324

Gross tax unrealized appreciation	$697,594
Gross tax unrealized depreciation	(3,890)

Net tax unrealized appreciation on investments	$693,704

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to the Fund’s nondeductible start up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$1,402	$(86)	$(1,316)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$23,766
Undistributed long-term capital gain	2,876

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.38%, 1.12%, 0.13% and 0.63% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $225,300 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $16,000 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,500 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $15,700. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value
Van Kampen American Value Fund, Class I	$296,035	$8,410	$624	$-0-	$331,525
Van Kampen Capital Growth Fund, Class I	195,834	5,260	52	-0-	219,893
Van Kampen Core Equity Fund, Class I	142,055	2,322	75	-0-	157,833
Van Kampen Emerging Markets Fund, Class I	55,852	1,978	-0-	-0-	63,283
Van Kampen Growth and Income Fund, Class I	245,066	5,216	1,040	-0-	270,820
Van Kampen International Growth Fund, Class I	220,539	8,307	558	-0-	244,915
Van Kampen Mid Cap Growth Fund, Class I	79,357	2,352	-0-	-0-	89,974

Total	$1,234,738	$33,845	$2,349	$-0-	$1,378,243

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	442,065	$4,751,255
Class C	79,433	817,786
Class I	10,000	100,000
Class R	13,320	137,151

Total Sales	544,818	$5,806,192

Repurchases:
Class A	(28,144)	$(312,486)
Class C	(217)	(2,014)
Class R	(201)	(2,164)

Total Repurchases	(28,562)	$(316,664)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $5,760,838 and $326,918, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.

22

Van Kampen 2030 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $4,300 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2030 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2030 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2030 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2030 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2030 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer	Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2030 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2030 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

241, 351, 615, 504
RS2030ANN 10/09
IU09-04417P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2035 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2035 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2035 Composite Index and S&P 500® Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	25.10%	17.91%	24.60%	23.60%	25.40%	24.80%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2035 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for

1

international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time.

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2035 Retirement Strategy Fund outperformed the Van Kampen Retirement Strategy Fund 2035 Composite Index (the “Composite Index”) and the S&P 500® Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

				Van Kampen Retirement
				Strategy Fund 2035
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

25.10%	24.60%	25.40%	24.80%	24.18%	15.10%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund outperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) primarily due to the outperformance of international growth equities versus its respective index and other minor factors. In contrast, detractors from performance for the period under review included underperformance of the Fund’s U.S. value and Treasury Inflation Protected securities allocations. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	50.3%
Global/International	28.9
Fixed Income	10.0
Liquid Alternatives	9.9

Total Long-Term Investments	99.1
Total Repurchase Agreements	0.8

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,501.80	$1.83
Hypothetical	1,000.00	1,023.74	1.48
(5% annual return before expenses)

Class C
Actual	1,000.00	1,495.80	6.29
Hypothetical	1,000.00	1,020.16	5.09
(5% annual return before expenses)

Class I
Actual	1,000.00	1,503.60	0.19
Hypothetical	1,000.00	1,025.05	0.15
(5% annual return before expenses)

Class R
Actual	1,000.00	1,498.20	3.34
Hypothetical	1,000.00	1,022.53	2.70
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.29%, 1.00%, 0.03% and 0.53%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class C expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 99.1%
Affiliated Funds 25.1% (a)
Van Kampen American Value Fund, Class I	11,429	$230,631
Van Kampen Capital Growth Fund, Class I	16,128	157,083
Van Kampen Core Equity Fund, Class I	16,661	110,962
Van Kampen Emerging Markets Fund, Class I	4,376	53,339
Van Kampen Growth and Income Fund, Class I	12,168	193,466
Van Kampen International Growth Fund, Class I	11,887	174,970
Van Kampen Mid Cap Growth Fund, Class I	2,916	60,702

		981,153

Unaffiliated Funds 74.0%
iShares Barclays U.S. Treasury Inflation Protected
Securities Fund	1,926	195,990
Russell Emerging Markets Fund, Class Y	19,385	297,943
Russell International Developed Markets Fund, Class Y (b)	20,977	603,918
Russell Real Estate Securities Fund, Class Y	14,538	384,531
Russell Strategic Bond Fund, Class Y	19,606	196,260
Russell U.S. Core Equity Fund, Class Y	32,118	720,732
Russell U.S. Small & Mid Cap Fund, Class Y	29,898	489,723

		2,889,097

Total Long-Term Investments 99.1% (Cost $3,410,253)		3,870,250

Repurchase Agreements 0.8%
Banc of America Securities ($18,746 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $18,747)		18,746
JPMorgan Chase & Co. ($11,794 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $11,794)		11,794
State Street Bank & Trust Co. ($460 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $460)		460

Total Repurchase Agreements 0.8% (Cost $31,000)		31,000

Total Investments 99.9% (Cost $3,441,253)		3,901,250

Other Assets in Excess of Liabilities 0.1%		4,390

Net Assets 100.0%		$3,905,640

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security

9
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Investments	$981,153	$—	$—	$981,153
Unaffiliated Investments	2,889,097	—	—	2,889,097
Repurchase Agreements	—	31,000	—	31,000

Total Assets	$3,870,250	$31,000	$—	$3,901,250

10
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $862,161)	$981,153
Investments in Underlying Unaffiliated Funds (Cost $2,548,092)	2,889,097
Repurchase Agreements (Cost $31,000)	31,000
Cash	39
Receivables:
Fund Shares Sold	52,132
Expense Reimbursement from the Adviser	19,231
Receivable from affiliate	592
Unamortized Offering Costs	14,927
Other	3,479

Total Assets	3,991,650

Liabilities:
Payables:
Distributor and Affiliates	9,613
Investments Purchased	8,093
Trustees’ Deferred Compensation and Retirement Plans	6,928
Accrued Expenses	61,376

Total Liabilities	86,010

Net Assets	$3,905,640

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$3,445,410
Net Unrealized Appreciation	459,997
Accumulated Undistributed Net Investment Income	7,707
Accumulated Net Realized Loss	(7,474)

Net Assets	$3,905,640

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $3,129,908 and 250,156 shares of beneficial interest issued and outstanding)	$12.51
Maximum sales charge (5.75%* of offering price)	0.76

Maximum offering price to public	$13.27

Class C Shares:
Net asset value and offering price per share (Based on net assets of $519,014 and 41,636 shares of beneficial interest issued and outstanding)	$12.47

Class I Shares:
Net asset value and offering price per share (Based on net assets of $125,432 and 10,000 shares of beneficial interest issued and outstanding)	$12.54

Class R Shares:
Net asset value and offering price per share (Based on net assets of $131,286 and 10,512 shares of beneficial interest issued and outstanding)	$12.49

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (commencement of operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$1,773
Dividends From Underlying Unaffiliated Funds	8,893
Interest	34

Total Income	10,700

Expenses:
Offering	62,650
Professional Fees	41,753
Reports to Shareholders	31,952
Accounting and Administrative Expenses	21,227
Transfer Agent Fees	18,082
Custody	13,570
Registration Fees	13,107
Trustees’ Fees and Related Expenses	11,785
Distribution (12b-1) and Service Fees
Class A	1,440
Class C	1,616
Class R	436
Investment Advisory Fee	939
Other	9,335

Total Expenses	227,892
Expense Reduction	223,985

Net Expenses	3,907

Net Investment Income	$6,793

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain on Distributions from Underlying Affiliated Fund Shares	2,067
Realized Gain on Distributions from Underlying Unaffiliated Fund Shares	1,605
Realized Loss on Sales of Underlying Affiliated Fund Shares	(882)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(10,195)

Net Realized Loss	(7,405)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	459,997

Net Unrealized Appreciation During the Period	459,997

Net Realized and Unrealized Gain	$452,592

Net Increase in Net Assets From Operations	$459,385

12
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$6,793
Net Realized Loss	(7,405)
Net Unrealized Appreciation During the Period	459,997

Net Change in Net Assets from Investment Activities	459,385

From Capital Transactions:
Proceeds from Shares Sold	3,496,767
Cost of Shares Repurchased	(50,512)

Net Change in Net Assets from Capital Transactions	3,446,255

Net Change in Net Assets	3,905,640
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $7,707)	$3,905,640

13
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.46

Total from Investment Operations	2.51

Net Asset Value, End of the Period	$12.51

Total Return* (b)	25.10% **
Net Assets at End of the Period (In millions)	$3.1
Ratio of Expenses to Average Net Assets* (c)	0.29%
Ratio of Net Investment Income to Average Net Assets* (c)	0.56%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	24.16%
Ratio of Net Investment Loss to Average Net Assets (c)	(23.31% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.03
Net Realized and Unrealized Gain	2.44

Total from Investment Operations	2.47

Net Asset Value, End of the Period	$12.47

Total Return* (b) (c)	24.60% **
Net Assets at End of the Period (In millions)	$0.5
Ratio of Expenses to Average Net Assets* (c) (d)	0.90%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.37%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	24.77%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(23.50% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	2.37

Total from Investment Operations	2.54

Net Asset Value, End of the Period	$12.54

Total Return* (b)	25.40% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.04%
Ratio of Net Investment Income to Average Net Assets* (c)	1.92%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	23.91%
Ratio of Net Investment Loss to Average Net Assets (c)	(21.95% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	2.37

Total from Investment Operations	2.49

Net Asset Value, End of the Period	$12.49

Total Return* (b)	24.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.54%
Ratio of Net Investment Income to Average Net Assets* (c)	1.42%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	24.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(22.45% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2035 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a nondiversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$3,453,109

Gross tax unrealized appreciation	$449,948
Gross tax unrealized depreciation	(1,807)

Net tax unrealized appreciation on investments	$448,141

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains

19

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to nondeductible start up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated Net
Net Investment Income	Realized Loss	Capital

$914	$(69)	$(845)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,963
Undistributed long-term capital gain	3,579

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8 there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.29%, 0.90%, 0.04% and 0.54% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $224,000 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $30,700 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $15,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,400 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $11,600. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Earned	Value at	Value at
Investment	Cost	Proceeds	Income	10/23/08	8/31/09

Van Kampen American Value Fund, Class I	$207,758	$6,475	$379	$-0-	$230,631
Van Kampen Capital Growth Fund, Class I	140,563	3,148	57	-0-	157,083
Van Kampen Core Equity Fund, Class I	99,516	768	83	-0-	110,962
Van Kampen Emerging Markets Fund, Class I	47,509	611	-0-	-0-	53,339
Van Kampen Growth and Income Fund, Class I	174,696	2,204	638	-0-	193,466
Van Kampen International Growth Fund, Class I	156,322	2,120	616	-0-	174,970
Van Kampen Mid Cap Growth Fund, Class I	52,619	614	-0-	-0-	60,702

Total	$878,983	$15,940	$1,773	$-0-	$981,153

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	254,706	$2,851,102
Class C	41,883	439,298
Class I	10,000	100,000
Class R	10,512	106,367

Total Sales	317,101	$3,496,767

Repurchases:
Class A	(4,550)	$(47,879)
Class C	(247)	(2,633)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(4,797)	$(50,512)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $3,563,143 and $141,812, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these

22

Van Kampen 2035 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,500 for Class C Shares. This amount may be recovered from future payments under the distribution plan of CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2035 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2035 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2035 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2035 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2035 Retirement Strategy Fund

Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036
Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive Chicago, IL 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2035 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

(continued on back)

Van Kampen 2035 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

242, 352, 616, 505
RS2035ANN 10/09
IU09-04419P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2040 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2040 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2040 Composite Index and S&P 500® Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges

Since Inception	25.80%	18.57%	25.40%	24.40%	26.10%	25.60%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2040 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000 Growth Index, the Russell 1000 Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap Growth® Index, the Russell Midcap Value® Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2040 Retirement Strategy Fund outperformed the Van Kampen Retirement Strategy Fund 2040 Composite Index (the “Composite Index”) and the S&P 500® Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

				Van Kampen Retirement
				Strategy Fund 2040
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index

25.80%	25.40%	26.10%	25.60%	25.31%	15.10%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund outperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) primarily due to the outperformance of international growth equities versus its respective index and other minor factors. In contrast, detractors from performance for the period under review included underperformance of the Fund’s U.S. value and Treasury Inflation Protected securities allocations. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/2009 (Unaudited)

U.S. Equity	47.0%
Global/International	30.1
Fixed Income	9.7
Liquid Alternatives	9.6

Total Long-Term Investments	96.4
Total Repurchase Agreements	1.0

Total Investments	97.4
Other Assets in Excess of Liabilities	2.6

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,517.49	$1.84
Hypothetical	1,000.00	1,023.74	1.48
(5% annual return before expenses)

Class C
Actual	1,000.00	1,514.49	6.08
Hypothetical	1,000.00	1,020.37	4.89
(5% annual return before expenses)

Class I
Actual	1,000.00	1,519.28	0.25
Hypothetical	1,000.00	1,025.00	0.20
(5% annual return before expenses)

Class R
Actual	1,000.00	1,516.91	3.43
Hypothetical	1,000.00	1,022.48	2.75
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.29%, 0.96%, 0.04% and 0.54% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 96.4%
Affiliated Funds 24.0% (a)
Van Kampen American Value Fund, Class I	6,978	$140,819
Van Kampen Capital Growth Fund, Class I	9,810	95,548
Van Kampen Core Equity Fund, Class I	9,848	65,590
Van Kampen Emerging Markets Fund, Class I	3,705	45,170
Van Kampen Growth and Income Fund, Class I	7,259	115,412
Van Kampen International Growth Fund, Class I	7,179	105,682
Van Kampen Mid Cap Growth Fund, Class I	1,806	37,596

		605,817

Unaffiliated Funds 72.4%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,212	123,333
Russell Emerging Markets Fund, Class Y	15,966	245,395
Russell International Developed Markets Fund, Class Y (b)	12,633	363,693
Russell Real Estate Securities Fund, Class Y	9,227	244,061
Russell Strategic Bond Fund, Class Y	12,177	121,890
Russell U.S. Core Equity Fund, Class Y	19,492	437,394
Russell U.S. Small & Mid Cap Fund, Class Y	18,051	295,679

		1,831,445

Total Long-Term Investments 96.4% (Cost $2,164,422)		2,437,262

Repurchase Agreements 1.0%
Banc of America Securities ($15,118 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $15,118)		15,118
JPMorgan Chase & Co. ($9,511 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $9,511)		9,511
State Street Bank & Trust Co. ($371 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $371)		371

Total Repurchase Agreements 1.0% (Cost $25,000)		25,000

Total Investments 97.4% (Cost $2,189,422)		2,462,262

Other Assets in Excess of Liabilities 2.6%		65,385

Net Assets 100.0%		$2,527,647

9
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$605,817	$—	$—	$605,817
Unaffiliated Funds	1,831,445	—	—	1,831,445
Repurchase Agreements	—	25,000	—	25,000

Total Assets	$2,437,262	$25,000	$—	$2,462,262

10
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $536,858)	$605,817
Investments in Underlying Unaffiliated Funds (Cost $1,627,564)	1,831,445
Repurchase Agreements (Cost $25,000)	25,000
Cash	551
Receivables:
Fund Shares Sold	122,540
Expense Reimbursement from Adviser	14,371
Unamortized Offering Costs	14,927
Other	3,462

Total Assets	2,618,113

Liabilities:
Payables:
Investments Purchased	13,185
Distributor and Affiliates	9,083
Trustees’ Deferred Compensation and Retirement Plans	6,928
Accrued Expenses	61,270

Total Liabilities	90,466

Net Assets	$2,527,647

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$2,247,524
Net Unrealized Appreciation	272,840
Accumulated Undistributed Net Investment Income	9,418
Accumulated Net Realized Loss	(2,135)

Net Assets	$2,527,647

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,809,780 and 143,870 shares of beneficial interest issued and outstanding)	$12.58
Maximum sales charge (5.75%* of offering price)	0.77

Maximum offering price to public	$13.35

Class C Shares:
Net asset value and offering price per share (Based on net assets of $282,843 and 22,555 shares of beneficial interest issued and outstanding)	$12.54

Class I Shares:
Net asset value and offering price per share (Based on net assets of $126,133 and 10,000 shares of beneficial interest issued and outstanding)	$12.61

Class R Shares:
Net asset value and offering price per share (Based on net assets of $308,891 and 24,597 shares of beneficial interest issued and outstanding)	$12.56

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$1,568
Dividends From Underlying Unaffiliated Funds	6,812
Interest	20

Total Income	8,400

Expenses:
Offering Costs	62,650
Professional Fees	41,563
Reports to Shareholders	33,016
Accounting and Administrative Expenses	22,631
Transfer Agent Fees	16,523
Custody	13,068
Registration Fees	12,452
Trustees’ Fees and Related Expenses	12,000
Distribution (12b-1) and Service Fees
Class A	864
Class C	1,092
Class R	492
Investment Advisory Fee	667
Other	9,239

Total Expenses	226,257
Expense Reduction	223,576

Net Expenses	2,681

Net Investment Income	$5,719

Realized and Unrealized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(262)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(6,481)
Realized Gain Distribution from Underlying Affiliated Fund Shares	2,578
Realized Gain Distribution from Underlying Unaffiliated Fund Shares	2,120

Net Realized Loss	(2,045)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	272,840

Net Unrealized Appreciation During the Period	272,840

Net Realized and Unrealized Gain	$270,795

Net Increase in Net Assets From Operations	$276,514

12
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$5,719
Net Realized Loss	(2,045)
Net Unrealized Appreciation During the Period	272,840

Net Change in Net Assets from Investment Activities	276,514

From Capital Transactions:
Proceeds from Shares Sold	2,277,960
Cost of Shares Repurchased	(26,827)

Net Change in Net Assets from Capital Transactions	2,251,133

Total Increase in Net Assets	2,527,647
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $9,418)	$2,527,647

13
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.06
Net Realized and Unrealized Gain	2.52

Total from Investment Operations	2.58

Net Asset Value, End of the Period	$12.58

Total Return* (b)	25.80% **
Net Assets at End of the Period (In millions)	$1.8
Ratio of Expenses to Average Net Assets* (c)	0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	0.62%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	33.79%
Ratio of Net Investment Loss to Average Net Assets (c)	(32.88% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.49

Total from Investment Operations	2.54

Net Asset Value, End of the Period	$12.54

Total Return* (b) (c)	25.40% **
Net Assets at End of the Period (In millions)	$0.3
Ratio of Expenses to Average Net Assets* (c) (d)	0.84%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.59%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	34.34%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(32.91% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflects actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.16
Net Realized and Unrealized Gain	2.45

Total from Investment Operations	2.61

Net Asset Value, End of the Period	$12.61

Total Return* (b)	26.10% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	1.87%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	33.54%
Ratio of Net Investment Loss to Average Net Assets (c)	(31.63% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	2.46

Total from Investment Operations	2.56

Net Asset Value, End of the Period	$12.56

Total Return* (b)	25.60% **
Net Assets at End of the Period (In millions)	$0.3
Ratio of Expenses to Average Net Assets* (c)	0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	1.16%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	34.04%
Ratio of Net Investment Loss to Average Net Assets (c)	(32.34% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2040 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$2,197,443

Gross tax unrealized appreciation	$267,036
Gross tax unrealized depreciation	(2,217)

Net tax unrealized appreciation on investments	$264,819

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to the Fund’s start-up costs and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$3,699	$(90)	$(3,609)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$17,173
Undistributed long-term capital gain	4,584

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.28%, 0.84%, 0.03% and 0.53% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $223,600 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,200 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $14,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,400 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $6,100. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$125,712	$1,496	$318	$-0-	$140,819
Van Kampen Capital Growth Fund, Class I	85,513	1,941	55	-0-	95,548
Van Kampen Core Equity Fund, Class I	58,904	-0-	80	-0-	65,590
Van Kampen Emerging Markets Fund, Class I	41,861	1,703	-0-	-0-	45,170
Van Kampen Growth and Income Fund, Class I	105,097	668	532	-0-	115,412
Van Kampen International Growth Fund, Class I	95,241	1,749	583	-0-	105,682
Van Kampen Mid Cap Growth Fund, Class I	32,768	419	-0-	-0-	37,596

Total	$545,096	$7,976	$1,568	$-0-	$605,817

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	145,597	$1,661,315
Class C	23,261	236,653
Class I	10,000	100,000
Class R	24,597	279,992

Total Sales	203,455	$2,277,960

Repurchases:
Class A	(1,727)	$(19,116)
Class C	(706)	(7,711)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(2,433)	$(26,827)

4. Investment In Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $2,280,187 and $109,022, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these

22

Van Kampen 2040 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $200 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2040 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2040 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2040 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2040 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2040 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2040 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2040 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

244, 354, 618, 506
RS2040ANN 10/09
IU09-04420P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2045 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2045 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2045 Composite Index and S&P 500® Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	26.80%	19.51%	26.50%	25.50%	27.00%	26.50%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2045 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen 2045 Retirement Strategy Fund outperformed the Van Kampen Retirement Strategy Fund 2045 Composite Index (the “Composite Index”) and the S&P 500® Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

				Van Kampen
				Retirement
				Strategy Fund 2045	S&P 500®
Class A	Class C	Class I	Class R	Composite Index	Index

26.80%	26.50%	27.00%	26.50%	25.31%	15.10%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

3

The Fund outperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) primarily due to the outperformance of international growth equities versus its respective index and other minor factors. In contrast, detractors from performance for the period under review included underperformance of the Fund’s U.S. value and Treasury Inflation Protected securities allocations. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	48.7%
Global/International	31.3
Fixed Income	10.1
Liquid Alternatives	10.0

Total Long-Term Investments	100.1
Total Repurchase Agreements	0.1

Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,522.21	$1.84
Hypothetical	1,000.00	1,023.74	1.48
(5% annual return before expenses)

Class C
Actual	1,000.00	1,520.43	4.19
Hypothetical	1,000.00	1,021.88	3.36
(5% annual return before expenses)

Class I
Actual	1,000.00	1,524.61	0.19
Hypothetical	1,000.00	1,025.05	0.15
(5% annual return before expenses)

Class R
Actual	1,000.00	1,520.43	3.37
Hypothetical	1,000.00	1,022.53	2.70
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.29%, 0.66%, 0.03% and 0.53% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The Class C expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 100.1%
Affiliated Funds 24.8% (a)
Van Kampen American Value Fund, Class I	4,186	$84,475
Van Kampen Capital Growth Fund, Class I	5,808	56,566
Van Kampen Core Equity Fund, Class I	5,819	38,751
Van Kampen Emerging Markets Fund, Class I	2,259	27,540
Van Kampen Growth and Income Fund, Class I	4,403	70,002
Van Kampen International Growth Fund, Class I	4,283	63,039
Van Kampen Mid Cap Growth Fund, Class I	1,051	21,885

		362,258

Unaffiliated Funds 75.3%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	728	74,081
Russell Emerging Markets Fund, Class Y	9,619	147,846
Russell International Developed Markets Fund, Class Y (b)	7,593	218,608
Russell Real Estate Securities Fund, Class Y	5,520	145,998
Russell Strategic Bond Fund, Class Y	7,429	74,367
Russell U.S. Core Equity Fund, Class Y	11,683	262,171
Russell U.S. Small & Mid Cap Fund, Class Y	10,876	178,146

		1,101,217

Total Long-Term Investments 100.1% (Cost $1,257,335)		1,463,475

Repurchase Agreements 0.1%
Banc of America Securities ($605 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $605)		605
JPMorgan Chase & Co. ($380 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $380)		380
State Street Bank & Trust Co. ($15 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $15)		15

Total Repurchase Agreements 0.1% (Cost $1,000)		1,000

Total Investments 100.2% (Cost $1,258,335)		1,464,475

Liabilities in Excess of Other Assets (0.2%)		(2,389)

Net Assets 100.0%		$1,462,086

9
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$362,258	$—	$—	$362,258
Unaffiliated Funds	1,101,217	—	—	1,101,217
Repurchase Agreements	—	1,000	—	1,000

Total Assets	$1,463,475	$1,000	$—	$1,464,475

10
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $310,062)	$362,258
Investments in Underlying Unaffiliated Funds (Cost $947,273)	1,101,217
Repurchase Agreements (Cost $1,000)	1,000
Cash	619
Receivable:
Fund Shares Sold	43,221
Expense Reimbursement from Adviser	13,747
Unamortized Offering Costs	14,927
Other	3,456

Total Assets	1,540,445

Liabilities:
Payables:
Distributor and Affiliates	8,171
Investments Purchased	2,244
Trustees’ Deferred Compensation and Retirement Plans	6,928
Accrued Expenses	61,016

Total Liabilities	78,359

Net Assets	$1,462,086

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$1,251,400
Net Unrealized Appreciation	206,140
Accumulated Undistributed Net Investment Income	6,059
Accumulated Net Realized Loss	(1,513)

Net Assets	$1,462,086

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $965,586 and 76,162 shares of beneficial interest issued and outstanding)	$12.68
Maximum sales charge (5.75%* of offering price)	0.77

Maximum offering price to public	$13.45

Class C Shares:
Net asset value and offering price per share (Based on net assets of $233,550 and 18,458 shares of beneficial interest issued and outstanding)	$12.65

Class I Shares:
Net asset value and offering price per share (Based on net assets of $127,079 and 10,000 shares of beneficial interest issued and outstanding)	$12.71

Class R Shares:
Net asset value and offering price per share (Based on net assets of $135,871 and 10,738 shares of beneficial interest issued and outstanding)	$12.65

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$1,427
Dividends From Underlying Unaffiliated Funds	5,582
Interest	11

Total Income	7,020

Expenses:
Offering	62,650
Professional Fees	43,836
Reports to Shareholders	33,283
Accounting and Administrative Expenses	21,770
Transfer Agent Fees	15,014
Trustees’ Fees and Related Expenses	12,732
Registration Fees	12,352
Custody	10,160
Distribution (12b-1) and Service Fees
Class A	595
Class C	662
Class R	445
Investment Advisory Fee	528
Other	9,123

Total Expenses	223,150
Expense Reduction	221,246

Net Expenses	1,904

Net Investment Income	$5,116

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(395)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(5,771)
Realized Gain Distribution from Underlying Affiliated Fund Shares	2,564
Realized Gain Distribution from Underlying Unaffiliated Fund Shares	2,177

Net Realized Loss	(1,425)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	206,140

Net Unrealized Appreciation During the Period	206,140

Net Realized and Unrealized Gain	$204,715

Net Increase in Net Assets From Operations	$209,831

12
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$5,116
Net Realized Loss	(1,425)
Net Unrealized Appreciation During the Period	206,140

Net Change in Net Assets from Investment Activities	209,831

From Capital Transactions:
Proceeds from Shares Sold	1,255,643
Cost of Shares Repurchased	(3,388)

Net Change in Net Assets from Capital Transactions	1,252,255

Total Increase in Net Assets	1,462,086
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $6,059)	$1,462,086

13
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	2.61

Total from Investment Operations	2.68

Net Asset Value, End of the Period	$12.68

Total Return* (b)	26.80% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	0.71%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(41.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	2.58

Total from Investment Operations	2.65

Net Asset Value, End of the Period	$12.65

Total Return* (b) (c)	26.50% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c) (d)	0.62%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.81%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	42.51%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(41.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.15
Net Realized and Unrealized Gain	2.56

Total from Investment Operations	2.71

Net Asset Value, End of the Period	$12.71

Total Return* (b)	27.00% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	1.69%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	41.93%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.21% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	2.55

Total from Investment Operations	2.65

Net Asset Value, End of the Period	$12.65

Total Return* (b)	26.50% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	1.18%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.43%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2045 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,265,665

Gross tax unrealized appreciation	$199,253
Gross tax unrealized depreciation	(443)

Net tax unrealized appreciation on investments	$198,810

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to the Fund’s non deductible offering and start up costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$943	$(88)	$(855)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,701
Undistributed long-term capital gain	4,628

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.28%, 0.62%, 0.03% and 0.53% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended August 31, 2009, the Adviser waived or reimbursed approximately $221,200 of its advisory fees or other expenses.

20

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,300 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $13,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,400 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $5,000. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$75,065	$2,704	$271	$-0-	$84,475
Van Kampen Capital Growth Fund, Class I	49,642	2,646	53	-0-	56,566
Van Kampen Core Equity Fund, Class I	34,945	946	80	-0-	38,751
Van Kampen Emerging Markets Fund, Class I	24,425	928	-0-	-0-	27,540
Van Kampen Growth and Income Fund, Class I	63,910	1,609	457	-0-	70,002
Van Kampen International Growth Fund, Class I	56,102	2,533	566	-0-	63,039
Van Kampen Mid Cap Growth Fund, Class I	17,871	137	-0-	-0-	21,885

Total	$321,960	$11,503	$1,427	$-0-	$362,258

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	76,434	$852,916
Class C	18,459	194,250
Class I	10,000	100,000
Class R	10,748	108,477

Total Sales	115,641	$1,255,643

Repurchases:
Class A	(272)	$(3,258)
Class C	(1)	(15)
Class I	-0-	-0-
Class R	(10)	(115)

Total Repurchases	(283)	$(3,388)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $1,364,801 and $101,299, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.

22

Van Kampen 2045 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $100 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2045 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2045 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2045 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2045 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2045 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2045 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2045 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

245, 355, 620, 507
RS2045ANN 10/09
IU09-0442IP-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen 2050 Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen 2050 Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen Retirement Strategy Fund 2050 Composite Index and S&P 500® Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	26.90%	19.60%	27.00%	26.00%	27.20%	26.70%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen Retirement Strategy Fund 2050 Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays

1

Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2

Fund Report
For the period since inception through August 31, 2009

Market Conditions
Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis
All share classes of Van Kampen 2050 Retirement Strategy Fund outperformed the Van Kampen Retirement Strategy Fund 2050 Composite Index (the “Composite Index”) and the S&P 500® Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

				Van Kampen
				Retirement Strategy
				Fund 2050
Class A	Class C	Class I	Class R	Composite Index	S&P 500® Index
26.90%	27.00%	27.20%	26.70%	25.31%	15.10%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund outperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) primarily due to the outperformance of

3

international growth equities versus its respective index and other minor factors. In contrast, detractors from performance for the period under review included underperformance of the Fund’s U.S. value and Treasury Inflation Protected securities allocations. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since
		fund inception
As of 8/31/09	Six-month return	(10/23/08)
U.S. Equity
Russell 1000® Growth Index	38.51%	23.18%
Russell 1000® Value Index	44.21%	10.70%
Standard & Poor’s 500® Index	40.52%	15.10%
Russell 1000® Index	41.31%	17.02%
Russell Midcap® Growth Index	46.96%	33.17%
Russell Midcap® Value Index	53.94%	22.83%
Russell 2500® Index	48.94%	24.65%
Global/International Equity
MSCI EAFE Index	53.47%	28.20%
MSCI Emerging Markets Index	70.81%	66.73%
Fixed Income
Barclays Capital U.S. Aggregate Index	5.95%	9.84%
Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index	36.31%	37.18%
Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%
Alternatives
FTSE NAREIT Equity REITs Index	67.96%	9.24%
Cash
Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

4

Market Outlook
In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

U.S. Equity	46.6%
Global/International	29.8
Fixed Income	9.7
Liquid Alternatives	9.5

Total Long-Term Investments	95.6
Total Repurchase Agreements	11.5

Total Investments	107.1
Liabilities in Excess of Other Assets	(7.1)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the Fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,517.94	$1.65
Hypothetical	1,000.00	1,023.89	1.33
(5% annual return before expenses)

Class B
Actual	1,000.00	1,520.96	0.32
Hypothetical	1,000.00	1,024.95	0.26
(5% annual return before expenses)

Class I
Actual	1,000.00	1,521.53	0.00
Hypothetical	1,000.00	1,025.21	0.00
(5% annual return before expenses)

Class R
Actual	1,000.00	1,517.37	3.17
Hypothetical	1,000.00	1,022.68	2.55
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26%, 0.05%, 0.00% and 0.50%, for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Class C expense ratio reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

8

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 95.6%
Affiliated Funds 23.7% (a)
Van Kampen American Value Fund, Class I	4,710	$95,052
Van Kampen Capital Growth Fund, Class I	6,627	64,550
Van Kampen Core Equity Fund, Class I	6,622	44,103
Van Kampen Emerging Markets Fund, Class I	2,476	30,184
Van Kampen Growth and Income Fund, Class I	4,967	78,972
Van Kampen International Growth Fund, Class I	4,843	71,289
Van Kampen Mid Cap Growth Fund, Class I	1,183	24,634

		408,784

Unaffiliated Funds 71.9%
iShares Barclays U.S. Treasury Inflation Protected
Securities Fund	818	83,240
Russell Emerging Markets Fund, Class Y	10,822	166,333
Russell International Developed Markets Fund, Class Y (b)	8,575	246,885
Russell Real Estate Securities Fund, Class Y	6,215	164,395
Russell Strategic Bond Fund, Class Y	8,333	83,414
Russell U.S. Core Equity Fund, Class Y	13,162	295,357
Russell U.S. Small & Mid Cap Fund, Class Y	12,266	200,911

		1,240,535

Total Long-Term Investments 95.6% (Cost $1,461,324)		1,649,319

Repurchase Agreements 11.5%
Banc of America Securities ($119,735 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $119,736)		119,735
JPMorgan Chase & Co. ($75,327 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $75,328)		75,327
State Street Bank & Trust Co. ($2,938 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $2,938)		2,938

Total Repurchase Agreements 11.5% (Cost $198,000)		198,000

Total Investments 107.1% (Cost $1,659,324)		1,847,319

Liabilities in Excess of Other Assets (7.1%)		(121,759)

Net Assets 100.0%		$1,725,560

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

9
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$408,784	$—	$—	$408,784
Unaffiliated Funds	1,240,535	—	—	1,240,535
Repurchase Agreements	—	198,000	—	198,000

Total Assets	$1,649,319	$198,000	$—	$1,847,319

10
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $361,124)	$408,784
Investments in Underlying Unaffiliated Funds (Cost $1,100,200)	1,240,535
Repurchase Agreements (Cost $198,000)	198,000
Cash	167
Receivables:
Fund Shares Sold	112,994
Expense Reimbursement from Adviser	15,614
Unamortized Offering Costs	14,927
Other	3,455

Total Assets	1,994,476

Liabilities:
Payables:
Investments Purchased	193,755
Distributor and Affiliates	8,397
Trustees’ Deferred Compensation and Retirement Plans	6,928
Accrued Expenses	59,836

Total Liabilities	268,916

Net Assets	$1,725,560

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$1,533,532
Net Unrealized Appreciation	187,995
Accumulated Undistributed Net Investment Income	6,247
Accumulated Net Realized Loss	(2,214)

Net Assets	$1,725,560

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,043,650 and 82,219 shares of beneficial interest issued and outstanding)	$12.69
Maximum sales charge (5.75%* of offering price)	0.77

Maximum offering price to public	$13.46

Class C Shares:
Net asset value and offering price per share (Based on net assets of $407,124 and 32,042 shares of beneficial interest issued and outstanding)	$12.71

Class I Shares:
Net asset value and offering price per share (Based on net assets of $143,174 and 11,250 shares of beneficial interest issued and outstanding)	$12.73

Class R Shares:
Net asset value and offering price per share (Based on net assets of $131,612 and 10,385 shares of beneficial interest issued and outstanding)	$12.67

*	On sales of $50,000 or more, the sales charge will be reduced.

11
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$1,440
Dividends From Underlying Unaffiliated Funds	5,664
Interest	17

Total Income	7,121

Expenses:
Offering	62,650
Professional Fees	44,628
Reports to Shareholders	32,947
Accounting and Administrative Expenses	21,615
Transfer Agent Fees	14,327
Registration Fees	12,352
Trustees’ Fees and Related Expenses	12,052
Custody	11,028
Distribution (12b-1) and Service Fees
Class A	602
Class C	202
Class R	442
Investment Advisory Fee	516
Other	8,989

Total Expenses	222,350
Expense Reduction	221,009

Net Expenses	1,341

Net Investment Income	$5,780

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Loss on Sales of Underlying Affiliated Fund Shares	$(575)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(6,293)
Realized Gain Distributions from Underlying Affiliated Fund Shares	2,565
Realized Gain Distributions from Underlying Unaffiliated Fund Shares	2,177

Net Realized Loss	(2,126)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	187,995

Net Unrealized Appreciation During the Period	187,995

Net Realized and Unrealized Gain	$185,869

Net Increase in Net Assets From Operations	$191,649

12
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Net Investment Income	$5,780
Net Realized Loss	(2,126)
Net Unrealized Appreciation During the Period	187,995

Net Change in Net Assets from Investment Activities	191,649

From Capital Transactions:
Proceeds from Shares Sold	1,535,058
Cost of Shares Repurchased	(1,147)

Net Change in Net Assets from Capital Transactions	1,533,911

Total Increase in Net Assets	1,725,560
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $6,247)	$1,725,560

13
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.64

Total from Investment Operations	2.69

Net Asset Value, End of the Period	$12.69

Total Return* (b)	26.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.26%
Ratio of Net Investment Income to Average Net Assets* (c)	0.58%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	43.14%
Ratio of Net Investment Loss to Average Net Assets (c)	(42.30% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

14
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.14
Net Realized and Unrealized Gain	2.57

Total from Investment Operations	2.71

Net Asset Value, End of the Period	$12.71

Total Return* (b) (c)	27.00% **
Net Assets at End of the Period (In millions)	$0.4
Ratio of Expenses to Average Net Assets* (c) (d)	0.22%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	1.56%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	43.09%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(41.31% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1 % and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

15
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	2.56

Total from Investment Operations	2.73

Net Asset Value, End of the Period	$12.73

Total Return* (b)	27.20% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.01%
Ratio of Net Investment Income to Average Net Assets* (c)	1.89%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.88%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.98% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

16
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	2.55

Total from Investment Operations	2.67

Net Asset Value, End of the Period	$12.67

Total Return* (b)	26.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.51%
Ratio of Net Investment Income to Average Net Assets* (c)	1.39%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by Van Kampen, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	43.38%
Ratio of Net Investment Loss to Average Net Assets (c)	(41.48% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

17
See Notes to Financial Statements

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen 2050 Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,667,369

Gross tax unrealized appreciation	$182,699
Gross tax unrealized depreciation	(2,749)

Net tax unrealized appreciation on investments	$179,950

F. Distribution of Income and Gains The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary

19

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
There were no taxable distributions paid during the period ended August 31, 2009.
Permanent differences, primarily due to nondeductible start-up and offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$467	$(88)	$(379)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,903
Undistributed long-term capital gain	4,628

Net realized gains and losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve-month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser received from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.
The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.26%, 0.22%, 0.01% and 0.51% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended

20

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

August 31, 2009, the Adviser waived or reimbursed approximately $221,000 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $13,900 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,400 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $4,600. There were no contingent deferred sales charges (CDSC) on redeemed shares. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R.

21

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$86,904	$2,720	$275	$-0-	$95,052
Van Kampen Capital Growth Fund, Class I	58,596	2,938	53	-0-	64,550
Van Kampen Core Equity Fund, Class I	40,505	829	80	-0-	44,103
Van Kampen Emerging Markets Fund, Class I	27,616	1,255	-0-	-0-	30,184
Van Kampen Growth and Income Fund, Class I	74,447	2,147	466	-0-	78,972
Van Kampen International Growth Fund, Class I	63,824	1,061	566	-0-	71,289
Van Kampen Mid Cap Growth Fund, Class I	21,244	487	-0-	-0-	24,634

Total	$373,136	$11,437	$1,440	$-0-	$408,784

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	82,313	$936,587
Class C	32,057	377,930
Class I	11,250	116,000
Class R	10,385	104,541

Total Sales	136,005	$1,535,058

Repurchases:
Class A	(94)	$(979)
Class C	(15)	(168)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(109)	$(1,147)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $1,569,560 and $101,369, respectively.

5. Risks of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these

22

Van Kampen 2050 Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
All distribution expenses incurred by the Distributor have been reimbursed by the Fund, which has resulted in a reduced distribution fee for Class C Shares. To the extent distribution expenses are incurred by the Distributor in the future, these amounts may be recovered from subsequent payments under the distribution plan or CDSC.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

23

Van Kampen 2050 Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen 2050 Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen 2050 Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen 2050 Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

24

Van Kampen 2050 Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

26

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

27

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

28

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

29

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

30

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

31

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

32

Van Kampen 2050 Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

33

Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen 2050 Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

248, 356, 623, 508
RS2050ANN 10/09
IU09-04422P-Y08/09

ANNUAL REPORT

August 31, 2009

MUTUAL FUNDS Van Kampen In Retirement Strategy Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen In Retirement Strategy Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of August 31, 2009.

This material must be preceded or accompanied by a Class A and C share or Class I and R share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 8/31/09 (Unaudited)

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Van Kampen In Retirement Strategy Fund Composite Index and Barclays Capital U.S. Aggregate Index from 10/31/08 (first month-end after inception) through 8/31/09. Class A shares, adjusted for sales charges.

	A Shares		C Shares		I Shares	R Shares
	since 10/23/08		since 10/23/08		since 10/23/08	since 10/23/08
		w/max		w/max
		5.75%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	w/o sales
Total Returns	charges	charge	charges	charge	charges	charges

Since Inception	13.96%	7.41%	13.39%	12.39%	14.02%	13.50%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please call 800.847.2424 or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class R shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, nonqualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. The fund’s advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund’s returns would have been lower. Periods of less than one year are not annualized.

Returns for the Van Kampen In Retirement Strategy Fund Composite Index are derived by applying the Fund’s target asset allocation to the results of the following benchmarks: for U.S. stocks, the Russell 1000® Growth Index, the Russell 1000® Value Index, the Standard & Poor’s 500® Index (S&P 500®), the Russell 1000® Index, the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell 2500® Index; for

international stocks, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index; for bonds, the Barclays Capital U.S. Aggregate Index, the Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index and the Barclays Capital U.S. Government Inflation Linked Bond Index; for alternatives, the FTSE NAREIT Equity REITs Index; and for cash, the Citigroup 1-Month Treasury Bill Index. Overtime, the asset allocation mix of this Composite Index will change as the Fund’s target asset allocation changes according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of the Fund’s target asset allocation over time. Barclay’s Capital U.S. Aggregate Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the period since inception through August 31, 2009

Market Conditions

Global equity markets began the year with a rough start, tumbling on the back of woes in the financial system, extremely low levels of consumer confidence, and a rapidly deteriorating housing market. Globally, gross domestic product (GDP) numbers for the fourth quarter 2008 painted a dire picture, causing many economists to lower forecasts for first quarter 2009 and the emergence of deep concerns that the global recession would be lengthier than first expected. In early March, global equity markets broke through the previous lows set in November 2008, but subsequently embarked on a sizeable rally. Global economic data showed signs of troughing in the second quarter, raising investor risk appetite and providing hope that the global economy was starting on the road to recovery. The growth decline in the global manufacturing sector decelerated, as evidenced by slower declines in industrial production and higher PMI survey (a measure of manufacturing health) data. Higher beta (which have greater sensitivity to market movements) and lower quality asset classes outperformed the broader market since the market trough. Equity markets continued to rally through August, as investor sentiment became more positive on the sustainability of the global recovery and corporate profitability surprised on the upside.

Against this backdrop, for the reporting period, developed U.S. equities (as represented by the S&P 500® Index) advanced 15.10 percent, developed international equities (as represented by the MSCI EAFE Index) were up 28.20 percent, while U.S. fixed income (as represented by the Barclays Capital U.S. Aggregate Index) gained 9.84 percent. (All returns are in U.S. dollar terms.)

Performance Analysis

All share classes of Van Kampen In Retirement Strategy Fund underperformed the Van Kampen In Retirement Strategy Fund Composite Index (the “Composite Index”) and outperformed the Barclays Capital U.S. Aggregate Index for the period since inception (October 23, 2008) through August 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the period since inception through August 31, 2009

Van Kampen
				In Retirement	Barclays Capital
				Strategy Fund	U.S. Aggregate
Class A	Class C	Class I	Class R	Composite Index	Index

13.96%	13.39%	14.02%	13.50%	15.52%	9.84%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund underperformed the Composite Index for the period under review (October 23, 2008 to August 31, 2009) due to the slight underperformance of U.S. value equities and U.S. Treasury Inflation Protected securities exposures, versus their respective indexes. In contrast, the Fund’s holdings in growth-oriented U.S. and international equities outperformed their respective indexes, and were thus accretive to overall performance. The Composite Index is a theoretical portfolio made up of similar asset class and style allocations as the Fund, however the underlying index components do not have management fees and trading costs associated with their returns, as they are indexes and not managed portfolios. It is not possible to invest directly in an index.

Major Index Returns

		Return since fund
As of 8/31/09	Six-month return	inception (10/23/08)

U.S. Equity

Russell 1000® Growth Index	38.51%	23.18%

Russell 1000® Value Index	44.21%	10.70%

Standard & Poor’s 500® Index	40.52%	15.10%

Russell 1000® Index	41.31%	17.02%

Russell Midcap® Growth Index	46.96%	33.17%

Russell Midcap® Value Index	53.94%	22.83%

Russell 2500® Index	48.94%	24.65%

Global/International Equity

MSCI EAFE Index	53.47%	28.20%

MSCI Emerging Markets Index	70.81%	66.73%

Fixed Income

Barclays Capital U.S. Aggregate Index	5.95%	9.84%

Barclays Capital U.S. Corporate High Yield-2% Issuer Cap Index	36.31%	37.18%

Barclays Capital U.S. Government Inflation Linked Bond Index	7.55%	8.02%

Alternatives

FTSE NAREIT Equity REITs Index	67.96%	9.24%

Cash

Citigroup 1-Month Treasury Bill Index	0.05%	0.10%

Market Outlook

In recent months, improvements in global economic data have been supportive of the view that the global economy had reached its cycle trough and is on its way to recovery. Manufacturing data around the world is no longer in free fall and credit markets have improved significantly. Global equities rallied on the prospect of recovery, with emerging market equities and cyclicals (those sectors with greater economic sensitivity) leading the rally. Lower quality assets, such as high yield fixed income and small-cap equities, also outperformed in the financial markets, as investors rushed to increase their exposure to beta and cover their short positions on the recovery. Against this backdrop, we believe the Fund, which invests in underlying funds representing various asset classes and sectors, has the potential to perform consistent with its investment objective.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Asset Allocation as of 8/31/09 (Unaudited)

Fixed Income	72.7%
U.S. Equity	14.7
Global/International	6.0

Total Long-Term Investments	93.4
Total Repurchase Agreements	7.2
Liabilities in Excess of Other Assets	(0.6)

Net Assets	100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund, in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/09 - 8/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	3/1/09	8/31/09	3/1/09-8/31/09

Class A
Actual	$1,000.00	$1,195.80	$2.66
Hypothetical	1,000.00	1,022.79	2.45
(5% annual return before expenses)

Class C
Actual	1,000.00	1,192.07	6.58
Hypothetical	1,000.00	1,019.21	6.06
(5% annual return before expenses)

Class I
Actual	1,000.00	1,196.20	1.49
Hypothetical	1,000.00	1,023.84	1.38
(5% annual return before expenses)

Class R
Actual	1,000.00	1,192.46	4.26
Hypothetical	1,000.00	1,021.32	3.92
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, 1.19%, 0.27% and 0.77% for Class A, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen In Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009

	Number of
Description	Shares	Value

Investment Companies 93.4%
Affiliated Funds 17.3% (a)
Van Kampen American Value Fund, Class I	5,269	$106,333
Van Kampen Capital Growth Fund, Class I	7,622	74,233
Van Kampen Core Equity Fund, Class I	7,511	50,024
Van Kampen Emerging Markets Fund, Class I	1,539	18,762
Van Kampen Growth and Income Fund, Class I	5,357	85,184
Van Kampen High Yield Fund, Class I	74,294	657,499
Van Kampen International Growth Fund, Class I	3,532	51,991
Van Kampen Mid Cap Growth Fund, Class I	1,241	25,848

		1,069,874

Unaffiliated Funds 76.1%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	18,856	1,918,787
Russell Emerging Markets Fund, Class Y	7,238	111,253
Russell International Developed Markets Fund, Class Y (b)	6,660	191,740
Russell Strategic Bond Fund, Class Y	192,239	1,924,308
Russell U.S. Core Equity Fund, Class Y	15,135	339,640
Russell U.S. Small & Mid Cap Fund, Class Y	13,849	226,852

		4,712,580

Total Long-Term Investments 93.4% (Cost $5,388,714)		5,782,454

Repurchase Agreements 7.2%
Banc of America Securities ($271,521 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $271,522)		271,521
JPMorgan Chase & Co. ($170,818 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $170,819)		170,818
State Street Bank & Trust Co. ($6,661 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $6,661)		6,661

Total Repurchase Agreements 7.2% (Cost $449,000)		449,000

Total Investments 100.6% (Cost $5,837,714)		6,231,454

Liabilities in Excess of Other Assets (0.6%)		(39,551)

Net Assets 100.0%		$6,191,903

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Portfolio of Investments  ■  August 31, 2009  continued

Percentages are calculated as a percentage of net assets.

(a)	See Note 2 in the Notes to the Financial Statements regarding investments in affiliated funds.

(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) to the financial statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Investment Companies
Affiliated Funds	$1,069,874	$—	$—	$1,069,874
Unaffiliated Funds	4,712,580	—	—	4,712,580
Repurchase Agreements	—	449,000	—	449,000

Total Assets	$5,782,454	$449,000	$—	$6,231,454

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2009

Assets:
Investments in Underlying Affiliated Funds (Cost $954,139)	$1,069,874
Investments in Underlying Unaffiliated Funds (Cost $4,434,575)	4,712,580
Repurchase Agreements (Cost $449,000)	449,000
Cash	949
Receivables:
Fund Shares Sold	124,555
Expense Reimbursement from Advisor	11,987
Unamortized Offering Costs	16,318
Other	3,513

Total Assets	6,388,776

Liabilities:
Payables:
Investments Purchased	113,839
Distributor and Affiliates	9,620
Fund Shares Repurchased	2,204
Income Distributions	828
Trustees’ Deferred Compensation and Retirement Plans	6,928
Accrued Expenses	63,454

Total Liabilities	196,873

Net Assets	$6,191,903

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$5,795,223
Net Unrealized Appreciation	393,740
Accumulated Undistributed Net Investment Income	26,330
Accumulated Net Realized Loss	(23,390)

Net Assets	$6,191,903

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $5,040,779 and 446,490 shares of beneficial interest issued and outstanding)	$11.29
Maximum sales charge (5.75%* of offering price)	0.69

Maximum offering price to public	$11.98

Class C Shares:
Net asset value and offering price per share (Based on net assets of $913,567 and 81,183 shares of beneficial interest issued and outstanding)	$11.25

Class I Shares:
Net asset value and offering price per share (Based on net assets of $124,952 and 11,084 shares of beneficial interest issued and outstanding)	$11.27

Class R Shares:
Net asset value and offering price per share (Based on net assets of $112,605 and 10,000 shares of beneficial interest issued and outstanding)	$11.26

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements  continued

Statement of Operations
For the Period October 23, 2008 (Commencement of Operations) to August 31, 2009

Investment Income:
Dividends From Underlying Affiliated Funds	$17,875
Dividends From Underlying Unaffiliated Funds	46,620
Interest	217

Total Income	64,712

Expenses:
Offering	61,259
Reports to Shareholders	32,738
Professional Fees	43,374
Accounting and Administrative Expenses	21,280
Custody	17,412
Transfer Agent Fees	15,282
Trustees’ Fees and Related Expenses	11,362
Registration Fees	12,770
Distribution (12b-1) and Service Fees
Class A	3,251
Class C	2,006
Class R	436
Investment Advisory Fee	1,703
Other	9,748

Total Expenses	232,621
Expense Reduction	223,079

Net Expenses	9,542

Net Investment Income	$55,170

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Realized Gain Distributions from Underlying Affiliated Fund Shares	$533
Realized Gain Distributions from Underlying Unaffiliated Fund Shares	960
Realized Loss on Sales of Underlying Affiliated Fund Shares	(7,071)
Realized Loss on Sales of Underlying Unaffiliated Fund Shares	(17,621)

Net Realized Loss	(23,199)

Unrealized Appreciation/Depreciation:
Beginning of the Period	-0-
End of the Period	393,740

Net Unrealized Appreciation During the Period	393,740

Net Realized and Unrealized Gain	$370,541

Net Increase in Net Assets From Operations	$425,711

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Statements  continued

Statement of Changes in Net Assets

For the Period
October 23, 2008
(Commencement of
Operations) to
August 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$55,170
Net Realized Loss	(23,199)
Net Unrealized Appreciation During the Period	393,740

Change in Net Assets from Operations	425,711

Distributions from Net Investment Income:
Class A Shares	(25,179)
Class C Shares	(2,996)
Class I Shares	(1,175)
Class R Shares	(850)

Total Distributions	(30,200)

Net Change in Net Assets from Investment Activities	395,511

From Capital Transactions:
Proceeds from Shares Sold	6,323,062
Net Asset Value of Shares Issued Through Dividend Reinvestment	26,674
Cost of Shares Repurchased	(553,344)

Net Change in Net Assets from Capital Transactions	5,796,392

Total Increase in Net Assets	6,191,903
Net Assets:
Beginning of the Period	-0-

End of the Period (Including accumulated undistributed net investment income of $26,330)	$6,191,903

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.30
Net Realized and Unrealized Gain	1.09

Total from Investment Operations	1.39
Less Distributions from Net Investment Income	0.10

Net Asset Value, End of the Period	$11.29

Total Return* (b)	13.96% **
Net Assets at End of the Period (In millions)	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.47%
Ratio of Net Investment Income to Average Net Assets* (c)	3.30%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	13.57%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.80% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.23
Net Realized and Unrealized Gain	1.10

Total from Investment Operations	1.33
Less Distributions from Net Investment Income	0.08

Net Asset Value, End of the Period	$11.25

Total Return* (b) (c)	13.39% **
Net Assets at End of the Period (In millions)	$0.9
Ratio of Expenses to Average Net Assets* (c) (d)	1.10%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	2.62%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	14.20%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(10.48% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.34
Net Realized and Unrealized Gain	1.04

Total from Investment Operations	1.38
Less Distributions from Net Investment Income	0.11

Net Asset Value, End of the Period	$11.27

Total Return* (b)	14.02% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.22%
Ratio of Net Investment Income to Average Net Assets* (c)	3.86%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	13.32%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.24% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.29
Net Realized and Unrealized Gain	1.05

Total from Investment Operations	1.34
Less Distributions from Net Investment Income	0.08

Net Asset Value, End of the Period	$11.26

Total Return* (b)	13.50% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.72%
Ratio of Net Investment Income to Average Net Assets* (c)	3.38%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	13.82%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

See Notes to Financial Statements

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009

1. Significant Accounting Policies
Van Kampen In Retirement Strategy Fund (the “Fund”) is organized as a series of the Van Kampen Retirement Strategy Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek current income consistent with preservation of capital. The Fund invests primarily in other funds (the “Underlying Funds”). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on October 23, 2008. The Fund offers Class A Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 23, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expense Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund indirectly bears a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax year ended August 31, 2009, remains subject to examination by the taxing authorities.
At August 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$5,863,589

Gross tax unrealized appreciation	$369,400
Gross tax unrealized depreciation	(1,535)

Net tax unrealized appreciation on investments	$367,865

F. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the period ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$29,372

Permanent differences, primarily due to the Fund’s non-deductible offering costs, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2009:

Accumulated Undistributed	Accumulated Net
Net Investment Income	Realized Loss	Capital

$1,360	$(191)	$(1,169)

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,819
Undistributed long-term capital gain	1,277

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

G. Offering Costs Offering costs are amortized, on a straight-line basis, over a twelve month period.

H. Reporting Subsequent Events In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of August 31, 2009, management has evaluated the impact of any subsequent events through October 26, 2009, the date the financial statements were effectively issued. Management has determined that other than the event described in note 8, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of 0.10% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.
The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (a “Subadviser” and a wholly owned subsidiary of Morgan Stanley). The Subadviser provided the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and trustees. The Adviser paid the Subadviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund. Effective July 1, 2009, the subadvisory agreement was terminated.

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund’s Adviser is currently waiving or reimbursing all or a portion of the Fund’s advisory fees or other expenses. This resulted in net expense ratios of 0.47%, 1.10%, 0.22% and 0.72% for Classes A, C, I and R Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended August 31, 2009, the Adviser waived or reimbursed approximately $223,100 of its advisory fees or other expenses.
For the period ended August 31, 2009, the Fund recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $31,000 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2009, the Fund recognized expenses of approximately $13,900 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen. The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $3,400 are included in “Other” assets on the Statement of Assets and Liabilities at August 31, 2009. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the period ended August 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $20,700 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $500. Sales charges do not represent expenses of the Fund.
At August 31, 2009, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class C, 10,000 shares of Class I and 10,000 shares of Class R shares.

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

The Fund invests in Underlying Affiliated Funds of the Adviser. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during period ended August 31, 2009 is as follows:

	Purchase	Sales	Income	10/23/2008	8/31/2009
Investment	Cost	Proceeds	Earned	Value	Value

Van Kampen American Value Fund, Class I	$102,388	$11,901	$231	$-0-	$106,333
Van Kampen Capital Growth Fund, Class I	70,352	7,399	17	-0-	74,233
Van Kampen Core Equity Fund, Class I	46,765	3,320	25	-0-	50,024
Van Kampen Emerging Markets Fund, Class I	16,675	1,485	-0-	-0-	18,762
Van Kampen Growth and Income Fund, Class I	80,889	6,772	389	-0-	85,184
Van Kampen High Yield Fund, Class I	636,559	26,414	17,093	-0-	657,499
Van Kampen International Growth Fund, Class I	47,040	2,970	120	-0-	51,991
Van Kampen Mid Cap Growth Fund, Class I	22,414	1,611	-0-	-0-	25,848

Total	$1,023,082	$61,872	$17,875	$-0-	$1,069,874

3. Capital Transactions
For the period ended August 31, 2009, transactions were as follows:

	For The
	Period Ended
	August 31, 2009
	Shares	Value

Sales:
Class A	492,639	$5,197,854
Class C	86,139	913,236
Class I	11,082	111,972
Class R	10,000	100,000

Total Sales	599,860	$6,323,062

Dividend Reinvestment:
Class A	2,228	$24,483
Class C	196	2,166
Class I	2	25
Class R	-0-	-0-

Total Dividend Reinvestment	2,426	$26,674

Repurchases:
Class A	(48,377)	$(499,908)
Class C	(5,152)	(53,436)
Class I	-0-	-0-
Class R	-0-	-0-

Total Repurchases	(53,529)	$(553,344)

4. Investment in Underlying Funds
During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $5,728,083 and $314,676, respectively.

Van Kampen In Retirement Strategy Fund
Notes to Financial Statements  ■  August 31, 2009  continued

5. Risk of Investing in Underlying Funds
Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments.
Each Underlying Fund’s prospectus and statement of additional information discuss the investment objectives and risks associated with each Underlying Fund. Copies of these documents along with the Underlying Fund’s financial statements are available on the Securities and Exchange Commission’s website, http://www.sec.gov.

6. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $2,800 for Class C Shares. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Subsequent Event
On October 19, 2009, Morgan Stanley & Co., Inc., the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. The transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.

Van Kampen In Retirement Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen In Retirement Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen In Retirement Strategy Fund (the “Fund”), a fund of Van Kampen Retirement Strategies Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from October 23, 2008 (commencement of operations) through August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the Fund’s custodian, transfer agent of the underlying funds, and brokers. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen In Retirement Strategy Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
October 26, 2009

Van Kampen In Retirement Strategy Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer

Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, IL 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2009. For corporate shareholders 2% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,675 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2008	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 2008	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Rod Dammeyer (68) CAC, LLC, 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2008	President of CAC, LLC, a private company offering capital investment and management advisory services.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 2008	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

R. Craig Kennedy (57) 1744 R Street, NW Washington, D.C. 20009	Trustee	Trustee since 2008	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2008	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 2008	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2008	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 2008	Chief Communications Officer of the National Academy of Sciences/ National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute of Technology and the Colorado College.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
Interested Trustee*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held With	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	by Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 2008	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	88	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Global Head, Chief Operating Officer and acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2008	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 2008	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Van Kampen In Retirement Strategy Fund
Trustees and Officers Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held With	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2008	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

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Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen In Retirement Strategy Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

249, 357, 624, 509
INRSANN 10/09
IU09-04424P-Y08/09

Item 2. Code of Ethics.
(a)	The Trust has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2008 and the general counsel’s designee set forth in Exhibit C was amended in April 2009. Both editions of Exhibit B and both editions of Exhibit C are attached.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Trust’s Code of Ethics is attached hereto as Exhibit 12(1).

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees has determined that it has three “audit committee financial experts” serving on its audit committee, each of whom are “independent” Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2009

	Registrant		Covered Entities(1)
Audit Fees	$270,000		N/A

Non-Audit Fees
Audit-Related Fees	$0		$797,000	(2)
Tax Fees	$27,500	(3)	$0
All Other Fees	$0		$0
Total Non-Audit Fees	$27,500		$797,000

Total	$297,500		$797,000
2008

	Registrant	Covered Entities(1)
Audit Fees	$0	N/A

Non-Audit Fees
Audit-Related Fees	$0	$215,000	(2)
Tax Fees	$0	$0
All Other Fees	$0	$0
Total Non-Audit Fees	$0	$0

Total	$0	$0
N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
JOINT AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
VAN KAMPEN FUNDS
AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 20041
1. STATEMENT OF PRINCIPLES
     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.2
     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund’s business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund’s ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.
     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

[1]	This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

[2]	Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
2. Delegation
     As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
3. Audit Services
     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
4. Audit-related Services
     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or, to the extent they are Covered Services, the Covered Entities’ financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
     The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
5. Tax Services
     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.
     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).
6. All Other Services
     The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
     The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     A list of the SEC’s prohibited non-audit services is attached to this policy as Appendix B.5. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.
7. Pre-Approval Fee Levels or Budgeted Amounts
     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
8. Procedures
     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
     The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix B.7. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements
     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
10. Covered Entities
     Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
•	Van Kampen Investments Inc.

•	Van Kampen Asset Management

•	Van Kampen Advisors Inc.

•	Van Kampen Funds Inc.

•	Van Kampen Investor Services Inc.

•	Morgan Stanley Investment Management Inc.

•	Morgan Stanley Trust Company

•	Morgan Stanley Investment Management Ltd.

•	Morgan Stanley Investment Management Company

•	Morgan Stanley Asset & Investment Trust Management Company Ltd.
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (included herein).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.
(b) Not applicable.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Retirement Strategy Trust

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer

Date: October 22, 2009

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer

Date: October 22, 2009